As filed with the Securities and Exchange Commission on April 30, 2004

                                                              File No. 333-82912
                                                                       811-08914
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No.                                               [ ]
   Post-Effective Amendment No. 3                                            [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.  5                                                          [X]
                        (Check appropriate box or boxes.)

                             ----------------------

                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)

                             ----------------------

                         PHL Variable Insurance Company
                               (Name of Depositor)

                             ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
                    (Depositor's Telephone Number, including
                                   Area Code)
                             ----------------------

                              John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                                   PO Box 5056
                             Hartford, CT 06102-5056
                    (Name and Address of Agent for Service)

                             ----------------------

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2004 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ____________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
                             ----------------------

                      Title of Securities Being Registered:
                       Deferred Variable Annuity Contracts
================================================================================

                                     PART A

                              PHOENIX ASSET MANAGER
                        PHL Variable Accumulation Account
                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY

PROSPECTUS                                                           May 1, 2004

This prospectus describes a variable accumulation deferred annuity contract offered to individuals. The contract is designed to provide you with retirement income in the future and offers many variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series

[diamond] Phoenix-Kayne Rising Dividends Series

[diamond] Phoenix-Kayne Small-Cap Quality Value Series
[diamond] Phoenix-Lazard International Equity Select Series
[diamond] Phoenix-Lazard Small-Cap Value Series
[diamond] Phoenix-Lazard U.S. Multi-Cap Series
[diamond] Phoenix-Lord Abbett Bond-Debenture Series
[diamond] Phoenix-Lord Abbett Large-Cap Value Series
[diamond] Phoenix-Lord Abbett Mid-Cap Value Series
[diamond] Phoenix-MFS Investors Growth Stock Series
[diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series
[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series

[diamond] Phoenix-Oakhurst Value Equity Series

[diamond] Phoenix-Sanford Bernstein Global Value Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series
[diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Juno Fund
[diamond] Rydex Variable Trust Nova Fund
[diamond] Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------

[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------

[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies


    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2004, is incorporated by Reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI appears on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:       [envelope]   PHL VARIABLE INSURANCE COMPANY
                                                              ANNUITY OPERATIONS DIVISION
                                                              PO Box 8027,
                                                              Boston, MA 02266-8027
                                                 [telephone]  TEL. 800/541-0171

                      TABLE OF CONTENTS

Heading                                                     Page
-----------------------------------------------------------------


SUMMARY OF EXPENSES.......................................    3
CONTRACT SUMMARY..........................................    6
FINANCIAL HIGHLIGHTS......................................    7
PERFORMANCE HISTORY.......................................    7
THE VARIABLE ACCUMULATION ANNUITY.........................    7
PHL VARIABLE AND THE SEPARATE ACCOUNT ....................    7
INVESTMENTS OF THE SEPARATE ACCOUNT.......................    8
GIA.......................................................    8
MVA  .....................................................    9
PURCHASE OF CONTRACTS.....................................    9
DEDUCTIONS AND CHARGES....................................    9
   Mortality and Expense Risk Fee.........................    9
   Daily Administrative Fee...............................    9
   Tax....................................................   10
   Reduced Charges, Credits and Bonus Guaranteed
      Interest Rates......................................   10

   Market Value Adjustment................................   10
   Other Charges..........................................   10
THE ACCUMULATION PERIOD...................................   10
   Accumulation Units.....................................   10
   Accumulation Unit Values...............................   10

   Transfers .............................................   11
   Disruptive Trading and Market Timing...................   11

   Optional Programs......................................   11

   Interest Investment Program............................   12

   Withdrawals............................................   12

   Contract Termination...................................   13
   Payment Upon Death Before Maturity Date ...............   13
THE ANNUITY PERIOD........................................   14
   Annuity Payments.......................................   14

   Annuity Payment Options ...............................   14

   Other Conditions.......................................   16

   Payment Upon Death After Maturity......................   16
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   16
   Valuation Date.........................................   16
   Valuation Period.......................................   16
   Accumulation Unit Value................................   16

   Net Investment Factor..................................   17
MISCELLANEOUS PROVISIONS..................................   17
   Assignment.............................................   17
   Payment Deferral.......................................   17
   Free Look Period.......................................   17

   Amendments to Contracts................................   17
   Substitution of Fund Shares............................   17
   Ownership of the Contract..............................   17

FEDERAL INCOME TAXES......................................   18
   Introduction...........................................   18
   Income Tax Status......................................   18
   Taxation of Annuities in General--Nonqualified Plans...   18
   Additional Considerations..............................   19
   Owner Control..........................................   20
   Diversification Standards .............................   20
   Taxation of Annuities in General--Qualified Plans......   21
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   24
STATE REGULATION..........................................   24
SERVICING AGENT...........................................   24
REPORTS...................................................   24
VOTING RIGHTS.............................................   24
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   25
LEGAL MATTERS.............................................   25
SAI TABLE OF CONTENTS.....................................   25

APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS....................  B-1

APPENDIX C - DEDUCTIONS FOR TAXES.........................  C-1

APPENDIX D - FINANCIAL HIGHLIGHTS.........................  D-1

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.

------------------------------------------------------------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage
       of amount surrendered.....................   0%                  This table describes the fees and expenses that you will pay
    Transfer Charge(1)                                                  at the time that you purchase the contract, surrender the
       Current ..................................   None                contract or transfer cash value between the subaccounts.
       Maximum...................................   $20                 State taxes may also be deducted.


------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Maximum...................................... None
ANNUAL SEPARATE ACCOUNT EXPENSES (as a
    percentage of average account value)

    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM
    ------------------------------------------
    Mortality and Expense Risk Fee...............   .375%               These tables describe the fees and expenses that you will
    Daily Administrative Fee.....................   .125%               pay periodically during the time that you own the contract,
                                                    -----               not including annual fund fees and expenses.
    Total Annual Separate Account Expenses.......   .50%

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
    ---------------------------------------
    Mortality and Expense Risk Fee...............   .625%
    Daily Administrative Fee.....................   .125%
                                                    -----
    Total Annual Separate Account Expenses.......   .75%

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                          This table shows the minimum and maximum total operating
                                          Minimum      Maximum          expenses for the year ended 12/31/03, charged by the fund
                                          -------      -------          companies that you may pay periodically during the time that
    Total Annual Fund Operating                                         you own the contract. More detail concerning the funds' fees
    Expenses (expenses that are                                         and total and net fund operating expenses can be found after
    deducted from the fund assets                                       the Expense Examples and are contained in the fund
    include management fees,                                            prospectuses.
    12b-1 fees and other expenses).....     0.30%        5.73%


------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLES                                                        This example is intended to help you compare the cost of
                                                                        investing in the contract with the cost of investing in
    If you surrender or annuitize at the end of the applicable time     other variable annuity contracts. These costs include
    period or do not surrender your contract, your costs would be:      contract owner transaction expenses, contract fees, separate account annual expenses and the maximum fund fees and
    DEATH BENEFIT OPTION 1                                              expenses that were charged for the year ended 12/31/03.
           1 Year     3 Years     5 Years    10 Years
           ------------------------------------------
           $638       $1,888      $3,102      $5,988                    The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume
                                                                        that your investment has a 5% return each year and assumes
    DEATH BENEFIT OPTION 2                                              the maximum fees and expenses of any of the funds. Your
           1 Year     3 Years     5 Years    10 Years                   actual costs may be higher or lower based on these
           ------------------------------------------                   assumptions.
           $662       $1,954      $3,203      $6,145



-------------------------------------------------------------------- -- ------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year.
    See "Transfers."


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment       12b-1      Other Operating       Total Annual Fund
                        Series                           Management Fee      Fees          Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.32%                  1.07%
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-AIM Mid-Cap Equity                                    0.85%          N/A             1.42%(3)               2.27%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.29%(2)               0.74%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Alliance/Bernstein Growth + Value                     0.85%          N/A             1.80%(3)               2.65%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.32%                  1.07%
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.19%                  0.85%
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Engemann Small & Mid-Cap Growth                       0.90%          N/A             0.83%(4)               1.73%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.19%                  0.59%
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.24%                  0.74%
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50%(6)       N/A             1.06%(2,7)             1.56%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             1.67%(1)               2.37%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             4.83%(1)               5.73%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             1.13%(1)               2.03%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Lazard Small-Cap Value                                0.90%          N/A             2.43%(1)               3.33%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Lazard U.S. Multi-Cap                                 0.80%          N/A             3.92%(1)               4.72%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Lord Abbett Bond-Debenture                            0.75%          N/A             1.77%(1)               2.52%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Lord Abbett Large-Cap Value                           0.75%          N/A             1.10%(1)               1.85%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Lord Abbett Mid-Cap Value                             0.85%          N/A             2.32%(1)               3.17%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-MFS Investors Growth Stock                            0.75%          N/A             0.42%(3)               1.17%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-MFS Investors Trust                                   0.75%          N/A             3.17%(3)               3.92%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-MFS Value                                             0.75%          N/A             0.88%(3)               1.63%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.66%(3)               1.01%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             1.10%(3)               1.45%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Oakhurst Growth and Income                            0.70%          N/A             0.31%(3)               1.01%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Oakhurst Strategic Allocation                         0.58%          N/A             0.19%                  0.77%
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Oakhurst Value Equity                                 0.70%          N/A             0.32%(3)               1.02%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Sanford Bernstein Global Value                        0.90%          N/A             1.11%(3)               2.01%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.32%(3)               1.37%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.47%(3)               1.52%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.36%(4)               1.16%(8)
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.30%                  1.05%
-------------------------------------------------------- ---------------- ---------- --------------------- -------------------------
Phoenix-State Street Research Small-Cap Growth                0.85%          N/A             2.89%(1)               3.74%(8)
------------------------------------------------------------------------------------------------------------------------------------

  (1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
  (2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
  (3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
  (4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
  (5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.40% of the series' average net assets.
  (6) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.
  (7) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.
  (8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                               Net Annual
                                                Reimbursements    Fund
                 Series                           & Waivers     Expenses
                 ------                           ---------     --------

Phoenix-AIM Mid-Cap Equity                         (1.17%)        1.10%
Phoenix-Alliance/Bernstein Enhanced Index          (0.09%)        0.65%
Phoenix-Alliance/Bernstein Growth + Value          (1.55%)        1.10%
Phoenix-Engemann Small & Mid-Cap Growth            (0.48%)        1.25%
Phoenix-Goodwin Multi-Sector Short Term Bond (9)   (0.86%)        0.70%
Phoenix-Kayne Rising Dividends                     (1.52%)        0.85%
Phoenix-Kayne Small-Cap Quality Value              (4.68%)        1.05%
Phoenix-Lazard International Equity Select         (0.98%)        1.05%
Phoenix-Lazard Small-Cap Value                     (2.28%)        1.05%
Phoenix-Lazard U.S. Multi-Cap                      (3.77%)        0.95%
Phoenix-Lord Abbett Bond-Debenture                 (1.62%)        0.90%
Phoenix-Lord Abbett Large-Cap Value                (0.95%)        0.90%
Phoenix-Lord Abbett Mid-Cap Value                  (2.17%)        1.00%



                                                              Net Annual
                                                Reimbursements    Fund
               Series                             & Waivers     Expenses
               ------                             ---------     --------

Phoenix-MFS Investors Growth Stock                 (0.17%)       1.00%
Phoenix-MFS Investors Trust                        (2.92%)       1.00%
Phoenix-MFS Value                                  (0.63%)       1.00%
Phoenix-Northern Dow 30                            (0.41%)       0.60%
Phoenix-Northern Nasdaq-100 Index(R)               (0.85%)       0.60%
Phoenix-Oakhurst Growth and Income                 (0.06%)       0.95%
Phoenix-Oakhurst Value Equity                      (0.07%)       0.95%
Phoenix-Sanford Bernstein Global Value             (0.86%)       1.15%
Phoenix-Sanford Bernstein Mid-Cap Value            (0.07%)       1.30%
Phoenix-Sanford Bernstein Small-Cap Value          (0.22%)       1.30%
Phoenix-Seneca Mid-Cap Growth                      (0.01%)       1.15%
Phoenix-State Street Research Small-Cap Growth     (2.74%)       1.00%


  (9) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       Net Annual
                                                                  Rule                                               Fund Expenses
                                                   Investment  12b-1 or      Other                    Contractual        After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers       & Waivers
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%       N/A        0.24%          0.85%         (0.00%)          0.85%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
AIM V.I. Premier Equity Fund                         0.61%       N/A        0.24%          0.85%         (0.00%)          0.85%
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%       N/A        0.12%          0.97%         (0.00%)          0.97%
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25%(1)     0.12%        0.97%            ---             ---(12)
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Federated High Income Bond Fund II - Primary         0.60%       0.25%(1)     0.15%        1.00%            ---             ---(12)
Shares
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio(2)                       0.58%       0.10%        0.09%        0.77%            ---             ---(12)
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
VIP Growth Opportunities Portfolio(2)                0.58%       0.10%        0.14%        0.82%            ---             ---(12)
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
VIP Growth Portfolio(3)                              0.58%       0.10%        0.09%        0.77%            ---             ---(12)
------------------------------------------------------------------------------------- ----------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25%(4)     0.20%        1.05%         (0.00%)          1.05%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Templeton Foreign Securities Fund                    0.69%(5)    0.25%        0.22%        1.16%         (0.04%)          1.12%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Templeton Growth Securities Fund(6)                  0.81%       0.25%(4)     0.07%        1.13%         (0.00%)          1.13%
------------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund(7)                    0.90%       N/A          0.79%        1.69%         (0.00%)          1.69%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Rydex Variable Trust Nova Fund                       0.75%       N/A          0.79%        1.54%         (0.00%)          1.54%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Rydex Variable Trust Sector Rotation Fund            0.90%       N/A          0.80%        1.70%         (0.00%)          1.70%
------------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund(8)             0.45%       N/A          0.64%        1.09%         (0.44%)          0.65%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Scudder VIT Equity 500 Index Fund(9)                 0.20%       N/A          0.10%        0.30%         (0.00%)          0.30%
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio(10)                             0.80%       N/A          0.53%        1.33%            ---             ---(12)
------------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select(11)                      1.00%       N/A          0.54%        1.54%         (0.09%)          1.45%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Wanger International Small Cap                       1.22%       N/A          0.19%        1.41%         (0.00%)          1.41%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Wanger Select                                        0.95%       N/A          0.20%        1.15%         (0.00%)          1.15%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Wanger U.S. Smaller Companies                        0.93%       N/A          0.06%        0.99%         (0.00%)          0.99%

------------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund.
(6) The fund administration fee is paid indirectly through the investment management fee.
(7)  The funds' operating expenses have been annualized.
(8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.
(9) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.
(10) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(11) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.



(12) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                         Series                       Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                         ------                       ----------------------------------------       ------------------------
   Federated Fund for U.S. Government Securities II                    (0.25%)                                0.72%
   Federated High Income Bond Fund II - Primary
   Shares                                                              (0.25%)                                0.75%
   VIP Contrafund(R) Portfolio                                         (0.02%)                                0.75%
   VIP Growth Opportunities Portfolio                                  (0.02%)                                0.80%
   VIP Growth Portfolio                                                (0.03%)                                0.74%
   Technology Portfolio                                                (0.18%)                                1.15%


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document that summarizes your rights under the annuity contract. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your contract carefully.


    Please refer to the "Glossary of Special Terms" in Appendix B.


OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that, generally, they would not benefit from the tax deferral provided by an annuity contract and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."


    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. For more information, see "Investments of the Separate Account," "GIA" and "MVA."


    You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."


INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS
[diamond] Other than the minimum initial payment, there are no required premium payments.

[diamond] You may make premium payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
[diamond] Generally, the minimum initial premium payment is $20,000. For more information, see "Purchase of Contracts."


ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Premium payments are invested in one or more of the subaccounts, GIA and the MVA.

[diamond] Transfers between the subaccounts and from the subaccounts into the GIA and MVA can be made anytime. Transfers to and from the GIA are subject to rules discussed in the section, "GIA" and in "The Accumulation Period--Transfers."

[diamond] Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond] The contract value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.


[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to May 1, 2004, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after May 1, 2004, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1.5% and 3%).

[diamond] For contracts issued on or after May 1, 2004, payments and transfers to the GIA are subject to the Maximum GIA Percentage.


WITHDRAWALS

[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable market value adjustment and tax.



[diamond] Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEDUCTIONS AND CHARGES


FROM THE SEPARATE ACCOUNT

[diamond] Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Mortality and Expense Risk Fee."

[diamond] The daily administrative fee--0.125% annually. For more information, see "Daily Administrative Fee."

OTHER CHARGES OR DEDUCTIONS

[diamond] Taxes--taken from the contract value upon annuitization.

          o PHL Variable will reimburse itself for such taxes upon the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Tax" and Appendix C.


          For more information, see "Deductions and Charges."

    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.


DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.


DEATH BENEFIT OPTIONS
    The contract offers two death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."


ADDITIONAL INFORMATION

FREE LOOK PERIOD

    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within ten days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.


    For more information, see "Free Look Period."

TERMINATION
    If on any valuation date the total contract value equals zero or is insufficient to cover any assessed charges, the contract will immediately terminate without value. PHL Variable will notify you in writing that the contract has terminated.



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past 10 years, or since the subaccount began operations, if less. These tables are highlights only.


    More information, including the Separate Account and Company financial statements, is in the SAI and in the Annual Report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.


    There are two different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix D.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of investment management fees, daily administrative fees, annual contract fees, mortality and expense risk fees, deducted from redemptions after 1 year and 5 years, respectively. See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable Insurance Company ("PHL Variable") is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that premium payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.


    You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the contract value among the subaccounts, GIA or MVA.


PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
    We are PHL Variable Insurance Company ("PHL Variable"), a Connecticut stock life insurance company incorporated on May 1, 1851. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


    We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.


    Our executive and our administrative offices are located at One American Row, Hartford, Connecticut, 06102-5056.

    On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses, whether or not realized, from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of PHL Variable Insurance Company.

    Contributions to the GIA and MVA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA" and "MVA."

INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS
[diamond] The Phoenix Edge Series Fund
[diamond] AIM Variable Insurance Funds
[diamond] The Alger American Fund
[diamond] Federated Insurance Series
[diamond] Fidelity(R) Variable Insurance Products
[diamond] Franklin Templeton Variable Insurance Products Trust
[diamond] The Rydex Variable Trust

[diamond] Scudder Investments VIT Funds

[diamond] The Universal Institutional Funds, Inc.
[diamond] Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security; there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing.

    Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------

    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.


    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    Subject to state regulatory approval, contracts will be subject to a maximum GIA percentage which restricts investments in the GIA. The maximum GIA percentage will never be less than 25%. No more than the maximum GIA percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the maximum GIA percentage of contract value.


    In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:


[diamond] Year One:    25% of the total value
[diamond] Year Two:    33% of remaining value
[diamond] Year Three:  50% of remaining value
[diamond] Year Four:   100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

MVA
--------------------------------------------------------------------------------

    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial premium payments of $20,000.

    We require minimum subsequent premium payments of $1,000.

    Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. We cannot accept total premium payments in excess of $1,000,000 without prior approval. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.


    Premium payments received under the contract will be allocated in any combination to any subaccount, GIA or MVA in the proportion you elect or as otherwise changed by you from time to time, upon receipt. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.


    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group;

(2) the method and frequency of premium payments; and

(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The charge under each death benefit option is equal to the following percentages on an annual basis:

  ------------------------------------------------------------
    DEATH BENEFIT OPTION 1 -      DEATH BENEFIT OPTION 2 -
        RETURN OF PREMIUM              ANNUAL STEP-UP
  ------------------------------------------------------------
              .375%                        .625%
  ------------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    No mortality and expense risk fee is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.


    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.



DAILY ADMINISTRATIVE FEE

    We make a daily deduction from the contract value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses. (This fee is not deducted from the GIA or MVA.)

TAX
    Tax is considered to be any tax charged by a state or municipality on purchase payments, whether characterized as purchase tax (or premium tax). It is also other state or local taxes is imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence, the annuitant's state of residence on the contract date. Taxes on purchase payments currently range from 0% to 3.5% (the amount of state purchase payment tax, if any, will vary from state to state), depending on the state. We will pay any premium tax any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix C."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.



REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee, credit additional amounts, or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) The size and type of the group of individuals to whom the contract is offered;

(2) The amount of anticipated premium payments;

(3) Whether there is a preexisting relationship with the Company, such as being an employee of the Company, or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) Internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not unfairly discriminate against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.


MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.


OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

    We do not pay commissions to broker-dealers that sell the contract. However, a broker-dealer may assess an advisory fee as compensation for his or her services. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.


ACCUMULATION UNITS

    Your initial premium payment will be applied within two days of receipt at our Annuity Operations Division if the application or order form for a contract is complete. In the event that an incomplete application is received, we will notify your registered representative, who in turn will contact you. If the information required to complete the application is received within five days after the initial receipt of the application, the premium payment will be applied within two days of the completed application receipt date. If our Annuity Operations Division does not accept the application or order form within five business days of receipt by our Annuity Operations Division, then your premium payment will be immediately returned unless you request us to hold it while the application or order form is completed. Additional premium payments allocated to the GIA or MVA are deposited on the date of receipt of the premium payment at our Annuity Operations Division. Additional premium payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the premium payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.



ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.


TRANSFERS

    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts, the GIA (subject to the GIA restrictions) or MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of written notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the premium payment allocation schedule of your contract.

    You may also request transfers and changes in premium payment allocations among available subaccounts, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. eastern time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.


    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.



DISRUPTIVE TRADING AND MARKET TIMING
    Your ability to make transfers among subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

    To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures, which are described in greater detail in the Statement of Additional Information.


    We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.


    Currently, there is no charge for transfers. We reserve the right to charge a transfer fee. In no event, however, will such transfer fee exceed $20 per transaction. You will be permitted at least 12 free transfers during each contract year from the subaccounts and 1 transfer from the GIA. However, we reserve the right to change our policy to limiting the number of transfers made during each contract year. There are additional restrictions on transfers to and from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.


    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.


OPTIONAL PROGRAMS

DOLLAR COST AVERAGING PROGRAM

    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the

GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of six months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.


    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day. Transfer charges do not apply to this program.

    The Dollar Cost Averaging Program is not available to individuals while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA. Transfer charges do not apply to this program.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.


    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable tax will be applied.


    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

WITHDRAWALS
    Prior to the maturity date, amounts held under the contract may be withdrawn in whole or in part, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals. After the maturity date, unscheduled withdrawals may only be made if you have selected Annuity Payment Options K or
L. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or

Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans in accordance with Internal Revenue Service regulations. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities."

    Requests for partial or full withdrawals should be mailed to our Annuity Operations Division.


CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation date, the contract value is zero or insufficient to cover any assessed charges. PHL Variable will notify you in writing that the contract has terminated.


PAYMENT UPON DEATH BEFORE MATURITY DATE

DEATH BENEFIT
    The contract offers two death benefit options. The death benefit options vary in death benefit calculation and cost. The proceeds from Death Benefit Option 1 could be equal to but never greater than the proceeds from Death Benefit Option 2. Death Benefit Option 1 guarantees that the proceeds will not be less than the premium payments paid for the contract (less any adjusted partial withdrawals). An investor could further benefit from Death Benefit Option 2 because it provides the added protection of locking in the highest contract value of any anniversary prior to the owner turning age 80 for determining the proceeds. Therefore, Death Benefit Option 2 has a greater cost associated with it. The contract owner should select the option that best meets his or her needs based on their objectives, benefits needed and the costs associated with each option. At purchase, you select the death benefit option that best meets your financial needs.

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?
[diamond] DEATH OF AN OWNER
          If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond] DEATH OF AN OWNER - MULTIPLE OWNERS
          If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, a death benefit is not paid. The owner may appoint a new joint annuitant.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the current death benefit option will remain in effect.

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply.

[diamond] DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
          Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

              a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
              b)  the contract value on the claim date.

[diamond] DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
          This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

          Upon the death of the owner who has not attained age 80, the death benefit is the greater of:

              a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
              b)  the contract value on the claim date; or
              c)  the annual step-up amount (as defined below).

          Upon the death of the owner who has attained age 80, the death benefit is the greater of:

              a) the death benefit in effect at the end of the contract year prior to the owner turning age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner reaching age 80; or
              b)  the contract value on the claim date.

          If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

          Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

          Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.


    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax advisor before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax" and "Distribution at Death" under "Federal Income Taxes."


    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS

    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a fixed payment annuity is selected. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."


    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the first contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. The MVA will apply to any amounts held in the MVA that we applied to any annuity payment option. See the MVA prospectus for more information.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial annuity payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K are described in more detail in the contract and in the SAI.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, We determine the amount of the annual distribution by dividing the amount of Contract Value as of the payment calculation date by the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and Joint Annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services."

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN

    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of ten years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.


OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN

    A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of ten years or the life expectancy of such beneficiary.


OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY

    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units.


OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity payment options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable annuity payment options.

PAYMENT UPON DEATH AFTER MATURITY
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;
2.  the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

    --------------------------------- ----------------------
    New Year's Day                    Independence Day
    --------------------------------- ----------------------
    Martin Luther King, Jr. Day       Labor Day
    --------------------------------- ----------------------
    Washington's Birthday             Thanksgiving Day
    --------------------------------- ----------------------
    Good Friday                       Christmas Day
    --------------------------------- ----------------------
    Memorial Day
    --------------------------------- ----------------------

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.


    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option 1.


    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.


PAYMENT DEFERRAL

    Payment of the contract value in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.



FREE LOOK PERIOD

    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial premium payment has been allocated to the MVA, we will apply the Market Value Adjustment that can increase or decrease your initial premium payment. Your premium will automatically be applied to the various subaccounts in accordance with your instructions for the allocation of premium provided when you purchased the contract. If applicable state law requires, we will return the full amount of any premium payments we received.


    In states that require return of premium payments during the Free Look Period, we reserve the right to issue the Temporary Money Market Allocation Amendment with the contract, during periods of extreme market volatility. If this amendment is issued with your contract, we will allocate those portions of your initial premium payment designated for the subaccounts to the Phoenix-Goodwin Money Market Subaccount. Those portions designated for the GIA and MVA will be allocated to those accounts. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of PHL Variable's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and, where required, one or more state insurance departments.

OWNERSHIP OF THE CONTRACT

    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."


ADDITIONAL CONSIDERATIONS


DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


TRANSFER OF ANNUITY CONTRACTS

    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.


CONTRACTS OWNED BY NON-NATURAL PERSONS

    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code
Section 1035 should consult their tax advisors.


MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.


OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.


DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.


    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS

    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and
(f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


SEEK TAX ADVICE

    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    Contracts may be purchased from registered representatives of W.S. Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), located at One American Row, Hartford, Connecticut. WSG is a New York corporation incorporated on August 7, 1970, licensed to sell PHL Variable insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of PHL Variable. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of PHL Variable.

    Contracts may also be purchased through other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreement provided by PEPCO.

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.


    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

SERVICING AGENT
--------------------------------------------------------------------------------
    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2004 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

    ------------------------------- --------------------------
       YEAR ENDED DECEMBER 31,              FEE PAID
    ------------------------------- --------------------------
                2001                          N/A
    ------------------------------- --------------------------
                2002                          N/A
    ------------------------------- --------------------------
                2003                     $1.8 Million
    ------------------------------- --------------------------


REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value and containing the financial statements of the Separate Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give the Board your instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Matthew A. Swendiman, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.

SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable. The Table of Contents of the SAI is set forth below:

[diamond] PHL Variable Insurance Company
[diamond] Underwriter
[diamond] Disruptive Trading and Market Timing
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements


    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.



APPENDIX A - INVESTMENT OPTIONS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT TYPE

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     Investment Type
                                                     ------------------------------------------------------------------------------
                                                     Aggressive                                  Growth
                      Series                           Growth      Conservative     Growth       & Income      Income     Specialty
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                        |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                             |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                             |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities                                                                                                                   |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                                       |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                  |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                                                                       |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                    |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                 |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                        |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                              |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                                    |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                                                        |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                                               |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                                                 |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                                              |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                                         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                                             |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                                          |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                        |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                                        |X|
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                    |X|
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                          |X|
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                             |X|
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                                   |X|
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                 |X|
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                           |X|
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                    |X|
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                      |X|
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                      |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                               |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                           |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                    |X|
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                    |X|
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                              |X|
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           |X|
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                         |X|
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS
-------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                         --------------------------------------------------------------------------------------

                                                      Phoenix                                           Deutsche    Federated
                                           Phoenix    Variable  Duff & Phelps    AIM      Fred Alger     Asset      Investment
                                         Investment   Advisors,  Investment    Advisors,  Management,  Management,  Management
                                        Counsel, Inc.   Inc.    Management Co.   Inc.        Inc.         Inc.       Company
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International               |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index                                                   |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +
Value                                                   |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities                                                          |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth              |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth      |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                 |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income                                       |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond                                         |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends               |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value        |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select                                                  |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                          |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                           |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                      |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                     |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                       |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income           |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation        |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value                                                   |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme               |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth                                                  |X|
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                               |X|
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                     |X|
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio                                                                                     |X|
-------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                                          |X|
-------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                                     |X|
-------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
-------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
-------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                     |X|
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                         |X|
-------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
-------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
-------------------------------------------------------------------------------------------------------------------------------
Wanger Select
-------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
-------------------------------------------------------------------------------------------------------------------------------




                                                                                   Advisors
                                         -------------------------------------------------------------------------------------------
                                            Fidelity               Morgan
                                           Management  Franklin    Stanley             Templeton   Templeton  Templeton   Wanger
                                              and       Mutual    Investment  Rydex      Asset       Global   Investment   Asset
                                            Research   Advisers,  Management  Global   Management,  Advisors   Counsel,  Management,
                                            Company      LLC         LLC     Advisors     Ltd       Limited      Inc.      L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +
Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                  |X|
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio           |X|
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           |X|
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                                                |X|
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                      |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                     |X|
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                 |X|
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                                                |X|
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                             |X|
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                                              |X|
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                              |X|
-----------------------------------------------------------------------------------------------------------------------------------


Investment Subadvisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Subadvisors
                                        -------------------------------------------------------------------------------------------
                                                                                       Kayne
                                                                                     Anderson
                                                Aberdeen      AIM       Alliance      Rudnick      Lazard
                                                 Fund       Capital     Capital      Investment     Asset      Lord,         MFS
                                                Managers,  Management, Management,   Management,  Management   Abbett &   Investment
                                                  Inc.        Inc.        L.P.          LLC          LLC      Co. LLC     Management
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                    |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                    |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index                                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                 |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                          |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                   |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                                           |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                                       |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                                        |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                             |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                                              |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                                                                         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                                                                                |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                                                                          |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                    |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                   |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                 |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
-----------------------------------------------------------------------------------------------------------------------------------




                                        -----------------------------------------------------
                                                           Subadvisors
                                         ----------------------------------------------------

                                                                                   State
                                          Northern                   Seneca        Street
                                            Trust       Engemann     Capital     Research &
                                         Investments,     Asset     Management,  Management
                                            N.A.       Management      LLC        Company
---------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
---------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
---------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
---------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +
Value
---------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                           |X|
---------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                   |X|
---------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
---------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
---------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
---------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
---------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
---------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
---------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
---------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
---------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
---------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
---------------------------------------------------------------------------------------------
Phoenix-MFS Value
---------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                           |X|
---------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)              |X|
---------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
---------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
---------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
---------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                         |X|
---------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                        |X|
---------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth                                                                              |X|
---------------------------------------------------------------------------------------------


APPENDIX B - Glossary of Special Terms
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.



ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable annuity payment options I, J, K, M and N.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.


CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.


DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity providing payments with a fixed dollar amount after the first payment is made.

LOAN DEBT: Loan debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.


MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant's 95th birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.


NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of the series' outstanding shares.

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.


SEPARATE ACCOUNT: PHL Variable Accumulation Account.

SEPARATE ACCOUNT VALUE: The value of all assets held in the Separate Account.


VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary with the investment experience of the subaccounts.


APPENDIX C - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                                                              UPON               UPON
STATE                                                   PREMIUM PAYMENT      ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                   ---------------      --------------       ------------       ---------
California ..........................................                              X                   2.35%            0.50%

Maine................................................           X                                      2.00*

Nevada...............................................                              X                   3.50

South Dakota.........................................           X                                      1.25**

West Virginia........................................                              X                   1.00             1.00

Wyoming..............................................                              X                   1.00

Commonwealth of Puerto Rico..........................                              X                   1.00             1.00

NOTE: The above tax deduction rates are as of January 1, 2004. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Taxes, see "Description of Fees - Tax."

-----------------

* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX D - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  PHL Variable Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027


DEATH BENEFIT OPTION 1 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================

         From 0/07/03* to 12/31/03                                         $2.000                $2.535                 .6


PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================

         From 11/13/02* to 12/31/02                                        $2.000                $1.981                 .6
         From 01/01/03 to 12/31/03                                         $1.981                $2.527                 783

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX

====================================================================================================================================

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================

         From 11/13/02* to 12/31/02                                        $2.000                $2.039                 .7
         From 01/01/03 to 12/31/03                                         $2.039                $2.805                  1


PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================

PHOENIX-KAYNE RISING DIVIDENDS

====================================================================================================================================

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================

         From 08/18/03 to 12/31/03                                         $2.000                $2.469                  1


PHOENIX-LAZARD SMALL-CAP VALUE
====================================================================================================================================

PHOENIX-LAZARD U.S. MULTI-CAP
====================================================================================================================================


* Date subaccount began operations.


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-LORD ABBETT BOND-DEBENTURE
====================================================================================================================================

PHOENIX-LORD ABBETT LARGE-CAP VALUE
====================================================================================================================================

PHOENIX-LORD ABBETT MID-CAP VALUE
====================================================================================================================================


PHOENIX-MFS INVESTORS GROWTH STOCK

====================================================================================================================================

PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================

PHOENIX-MFS VALUE
====================================================================================================================================

         From 11/13/02* to 12/31/02                                        $2.000                $1.952                  4
         From 01/01/03 to 12/31/03                                         $1.952                $2.425                  4

PHOENIX-NORTHERN DOW 30

====================================================================================================================================


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)

====================================================================================================================================

PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================

PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================


PHOENIX-OAKHURST VALUE EQUITY

====================================================================================================================================

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================

         From 11/13/02* to 12/31/02                                        $2.000                $1.980                 .9
         From 01/01/03 to 12/31/03                                         $1.980                $2.616                 .9


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================

         From 11/13/02* to 12/31/02                                        $2.000                $1.977                 .8
         From 01/01/03 to 12/31/03                                         $1.977                $2.773                 .8


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================

PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
====================================================================================================================================

AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================


 * Date subaccount began operations.


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================

         From 11/13/02* to 12/31/02                                        $2.000                $2.049                  3
         From 01/01/03 to 12/31/03                                         $2.049                $2.087                  5


FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================

         From 08/18/03 to 12/31/03                                         $2.000                $2.569                  1


VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================

VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================

VIP GROWTH PORTFOLIO
====================================================================================================================================

         From 11 /13/02* to 12/31/02                                       $2.000                $1.932                  2
         From 01/01/03 to 12/31/03                                         $1.932                $2.553                  2


MUTUAL SHARES SECURITIES FUND
====================================================================================================================================

TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================

         From 12/26/02* to 12/31/02                                        $2.000                $1.873                  2
         From 01/01/03 to 12/31/03                                         $1.873                $2.464                  2


TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================


RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================

RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================

SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 08/18/03 to 12/31/03                                         $2.000                $2.494                  2


TECHNOLOGY PORTFOLIO
====================================================================================================================================


WANGER INTERNATIONAL SELECT

====================================================================================================================================



 * Date subaccount began operations.


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================

         From 11/13/02* to 12/31/02                                        $2.000                $1.885                  1
         From 01/01/03 to 12/31/03                                         $1.885                $2.793                  1

WANGER SELECT

====================================================================================================================================

WANGER U.S. SMALLER COMPANIES
====================================================================================================================================

         From  11/13/02* to 12/31/02                                       $2.000                $2.080                  1
         From  01/01/03 to 12/31/03                                        $2.080                $2.965                  2



 * Date subaccount began operations.

DEATH BENEFIT OPTION 2 CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================

PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX

====================================================================================================================================


PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================

         From 01/10/03 to 12/31/03                                         $2.000                $2.795                  5


PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================

         From 11/26/02* to 12/31/02                                        $2.000                $2.004                 37
         From 01/01/03 to 12/31/03                                         $2.004                $2.002                 32


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================

         From 12/2/02* to 12/31/02                                         $2.000                $2.118                 .6
         From 01/01/03 to 12/31/03                                         $2.118                $2.409                 56

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND

====================================================================================================================================

         From 07/25/03 to 12/31/03                                         $2.000                $1.025                  8

PHOENIX-KAYNE RISING DIVIDENDS

====================================================================================================================================

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================

PHOENIX-LAZARD SMALL-CAP VALUE
====================================================================================================================================

PHOENIX-LAZARD U.S. MULTI-CAP
====================================================================================================================================

PHOENIX-LORD ABBETT BOND-DEBENTURE
====================================================================================================================================

PHOENIX-LORD ABBETT LARGE-CAP VALUE
====================================================================================================================================

         From 06/18/03 to 12/31/03                                         $2.000                $2.558                  5


PHOENIX-LORD ABBETT MID-CAP VALUE
====================================================================================================================================

         From 06/18/03 to 12/31/03                                         $2.000                $2.464                  5



 * Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-MFS INVESTORS GROWTH STOCK
====================================================================================================================================

         From 01/10/03 to 12/31/03                                         $2.000                $2.351                 4


PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================

         From 12/2/02* to 12/31/02                                         $2.000                $1.969                 .3
         From 01/01/03 to 12/31/03                                           --                    --                   --


PHOENIX-MFS VALUE
====================================================================================================================================

         From 12/2/02* to 12/31/02                                         $2.000                $1.950                 .3
         From 01/01/03 to 12/31/03                                         $1.950                $2.416                  5

PHOENIX-NORTHERN DOW 30
====================================================================================================================================

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 06/18/03 to 12/31/03                                         $2.000                $3.087                  1


PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================

         From 08/01/03 to 12/31/03                                         $2.000                $2.454                  6


PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================

         From 12/31/03 to 12/31/03                                         $2.000                $2.391                  8

PHOENIX-OAKHURST VALUE EQUITY

====================================================================================================================================

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================

         From 01/09/03 to 12/31/03                                         $2.000                $2.763                 25


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================

PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
====================================================================================================================================

         From 12/31/03 to 12/31/03                                         $2.000                $3.062                  1


AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================

         From 01/10/03 to 12/31/03                                         $2.000                $2.536                 12


AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================

         From 01/10/03 to 12/31/03                                         $2.000                $2.080                 22



 * Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================

         From 08/01/03 to 12/31/03                                         $2.000                $2.560                 15


VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================

         From 12/2/02* to 12/31/02                                         $2.000                $1.960                 .1
         From 01/01/03 to 12/31/03                                         $1.960                $2.497                  3


VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================

VIP GROWTH PORTFOLIO
====================================================================================================================================

         From 01/10/03 to 12/31/03                                         $2.000                $2.544                 15


MUTUAL SHARES SECURITIES FUND
====================================================================================================================================

         From 06/18/03 to 12/31/03                                         $2.000                $2.428                  5


TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================

         From 06/18/03 to 12/31/03                                         $2.000                $2.455                  5


TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================

         From 12/31/03 to 12/31/03                                         $2.000                $2.461                  6

RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================

RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 01/10/03 to 12/31/03                                         $2.000                $2.445                 15

SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 01/10/03 to 12/31/03                                         $2.000                $2.485                 11


TECHNOLOGY PORTFOLIO
====================================================================================================================================

         From 06/18/03 to 12/31/03                                         $2.000                $2.973                  1

WANGER INTERNATIONAL SELECT
====================================================================================================================================
         From 12/2/02* to 12/31/02                                         $2.000                $1.951                 .3
         From 01/01/03 to 12/31/03                                          ---                      ---                ---


WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================

         From 08/11/03 to 12/31/03                                         $2.000                $2.783                  2

WANGER SELECT
====================================================================================================================================
         From 12/2/02* to 12/31/02                                         $2.000                $2.067                 .1
         From 01/01/03 to 12/31/03                                           --                    --                   --


WANGER U.S. SMALLER COMPANIES
====================================================================================================================================

         From 06/18/03 to 12/31/03                                         $2.000                $2.954                  6





 * Date subaccount began operations.

                                     PART B

                              PHOENIX ASSET MANAGER

             PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")

                         PHL VARIABLE INSURANCE COMPANY

                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT
                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                     PHL VARIABLE INSURANCE COMPANY
One American Row                                    ANNUITY OPERATIONS DIVISION
Hartford, Connecticut                                               PO Box 8027
                                               Boston, Massachusetts 02266-8027




                                   May 1, 2004

    This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2004. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.







                                TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----


PHL Variable Insurance Company......................................     2


Underwriter.........................................................     2


Disruptive Trading and Market Timing................................     2

Performance History.................................................     3

Calculation of Yield and Return.....................................     8

Calculation of Annuity Payments ....................................     9

Experts ............................................................    10


Separate Account Financial Statements...............................  SA-1

Company Financial Statements........................................   F-1

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------
    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut. Our main administrative office is at 100 Bright Meadow Boulevard in Enfield, Connecticut. We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix").


UNDERWRITER
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by PHL Variable.


DISRUPTIVE TRADING AND MARKET TIMING
--------------------------------------------------------------------------------
    The following disclosure is intended to supplement the disclosure in the Contract prospectus.

    Frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

    Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to: not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the Contract, we may (but are not obligated to):

[diamond]  limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]  restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond]  require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]  impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]  impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a Contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other Contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Currently we attempt to deter Disruptive Trading by monitoring a Contract owner's transfer activity. If a Contract owner's transfer request exceeds the transfer parameters, we send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the Contract owner's right to make Internet, phone and fax transfers. This would mean that thereafter the Contract owner could make transfers only through the U.S. mail or by other physical delivery of a written transfer request with an original signature of the Contract owner(s). We will notify Contract owners in writing (by mail to their address of record on file with us) if we revoke their Internet, phone or fax transfer privileges.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

    We have adopted these policies and procedures as a prophylactic measure to protect all Contract owners from the potential affects of Disruptive Trading, while also abiding by any rights that Contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking a Contract owner's Internet, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.




PERFORMANCE HISTORY
-------------------------------------------------------------------------------

    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least 10 years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.




 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 FOR CONTRACTS WITH DEATH BENEFIT OPTION 1

-----------------------------------------------------------------------------------------------------------
                                                 Inception                                        Since
                  Subaccount                       Date*       1 Year     5 Years    10 Years   Inception
-----------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series             12/7/1994     31.21%     -1.93%        N/A        5.50%
Phoenix-AIM Mid-Cap Equity Series                10/29/2001     27.55%       N/A         N/A        8.92%
Phoenix-Alliance/Bernstein Enhanced Index         7/14/1997     25.60%     -2.73%        N/A        2.92%
 Series
Phoenix-Alliance/Bernstein Growth + Value        10/29/2001     25.43%       N/A         N/A        0.00%
 Series
Phoenix-Duff & Phelps Real Estate Securities       5/1/1995     37.58%     17.17%        N/A       14.64%
Series
Phoenix-Engemann Capital Growth Series            12/7/1994     25.86%     -8.34%        N/A        4.32%
Phoenix-Engemann Small & Mid-Cap Growth Series    8/15/2000     45.69%       N/A         N/A      -12.50%
Phoenix-Goodwin Money Market Series               12/7/1994     0.18%       2.82%        N/A        3.67%
Phoenix-Goodwin Multi-Sector Fixed Income         12/7/1994     14.00%      7.92%        N/A        8.59%
 Series
Phoenix-Goodwin Multi-Sector Short Term Bond       6/2/2003      N/A         N/A         N/A        2.66%
 Series

Phoenix-Kayne Rising Dividends Series             8/12/2002     18.50%       N/A         N/A       10.04%
Phoenix-Kayne Small-Cap Quality Value Series      8/12/2002     19.68%       N/A         N/A       14.50%
Phoenix-Lazard International Equity Select        8/12/2002     29.17%       N/A         N/A       16.43%
 Series
Phoenix-Lazard Small-Cap Value Series             8/12/2002     38.25%       N/A         N/A       24.21%
Phoenix-Lazard U.S. Multi-Cap Series              8/12/2002     28.13%       N/A         N/A       19.85%
Phoenix-Lord Abbett Bond-Debenture Series         8/12/2002     17.17%       N/A         N/A       17.05%
Phoenix-Lord Abbett Large-Cap Value Series        8/12/2002     29.59%       N/A         N/A       19.73%
Phoenix-Lord Abbett Mid-Cap Value Series          8/12/2002     23.84%       N/A         N/A       16.55%
Phoenix-MFS Investors Growth Stock Series        12/20/1999     20.22%       N/A         N/A      -12.10%
Phoenix-MFS Investors Trust Series               10/29/2001     21.95%       N/A         N/A        0.05%
Phoenix-MFS Value Series                         10/29/2001     24.22%       N/A         N/A        5.57%
Phoenix-Northern Dow 30 Series                   12/20/1999     26.77%       N/A         N/A       -0.84%
Phoenix-Northern Nasdaq-100 Index(R) Series       8/15/2000     48.10%       N/A         N/A      -24.53%
Phoenix-Oakhurst Growth and Income Series          3/2/1998     26.83%     -0.68%        N/A        2.57%
Phoenix-Oakhurst Strategic Allocation Series      12/7/1994     19.27%      3.34%        N/A        9.04%
Phoenix-Oakhurst Value Equity Series               3/2/1998     23.26%      4.92%        N/A        5.97%
Phoenix-Sanford Bernstein Global Value Series    11/20/2000     32.13%       N/A         N/A        2.72%
Phoenix-Sanford Bernstein Mid-Cap Value Series     3/2/1998     40.27%     10.15%        N/A        6.34%

Phoenix-Sanford Bernstein Small-Cap Value        11/20/2000     43.14%       N/A         N/A       16.21%
 Series

Phoenix-Seneca Mid-Cap Growth Series               3/2/1998     28.19%      1.02%        N/A        4.26%
Phoenix-Seneca Strategic Theme Series             1/29/1996     36.57%     -2.80%        N/A        6.11%
Phoenix-State Street Research Small-Cap Growth    8/12/2002     52.62%       N/A         N/A       36.29%
 Series
AIM V.I. Capital Appreciation Fund                3/30/2001     28.87%       N/A         N/A       -2.22%
AIM V.I. Premier Equity Fund                      3/30/2001     24.45%       N/A         N/A       -5.80%
Alger American Leveraged AllCap Portfolio          6/5/2000     34.05%       N/A         N/A      -14.78%
Federated Fund For U.S. Government Securities II  7/15/1999     1.85%        N/A         N/A        6.01%
Federated High Income Bond Fund II                7/15/1999     21.60%       N/A         N/A        2.16%
VIP Contrafund(R) Portfolio                        6/5/2000     27.71%       N/A         N/A       -1.71%
VIP Growth Opportunities Portfolio                 6/5/2000     29.01%       N/A         N/A       -8.45%
VIP Growth Portfolio                               6/5/2000     32.12%       N/A         N/A      -11.57%

Mutual Shares Securities Fund                      5/1/2000     24.52%       N/A         N/A        7.04%
Templeton Foreign Securities Fund Class 2          5/1/1997     31.55%      1.20%        N/A        3.48%
Templeton Growth Securities Fund                   5/1/2000     31.48%       N/A         N/A        2.67%
Rydex Variable Trust Juno Fund                     6/2/2003      N/A         N/A         N/A        5.62%
Rydex Variable Trust Nova Fund                     6/2/2003      N/A         N/A         N/A       22.06%
Rydex Variable Trust Sector Rotation Fund          6/2/2003      N/A         N/A         N/A       15.79%

Scudder VIT EAFE(R) Equity Index Fund             7/15/1999     32.69%       N/A         N/A       -6.00%
Scudder VIT Equity 500 Index Fund                10/29/2001     27.52%       N/A         N/A        2.27%
Technology Portfolio                             12/20/1999     47.04%       N/A         N/A      -25.18%
Wanger International Select                        2/1/1999     40.53%       N/A         N/A        9.34%
Wanger International Small Cap                     5/1/1995     48.12%      9.98%        N/A       14.43%
Wanger Select                                      2/1/1999     30.07%       N/A         N/A       13.83%
Wanger U.S. Smaller Companies                      5/1/1995     42.51%      8.25%        N/A       15.57%
-----------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees and mortality and expense risk fees. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.



 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 FOR CONTRACTS WITH DEATH BENEFIT OPTION 2


-----------------------------------------------------------------------------------------------------------
                                                 Inception                                        Since
                  Subaccount                       Date*       1 Year     5 Years    10 Years   Inception
-----------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series             12/7/1994    30.88%     -2.17%        N/A        5.24%
Phoenix-AIM Mid-Cap Equity Series                10/29/2001    27.23%       N/A         N/A        8.64%
Phoenix-Alliance/Bernstein Enhanced Index         7/14/1997    25.28%     -2.98%        N/A        2.66%
 Series
Phoenix-Alliance/Bernstein Growth + Value        10/29/2001    25.11%       N/A         N/A       -0.25%
 Series
Phoenix-Duff & Phelps Real Estate Securities       5/1/1995    37.23%     16.88%        N/A       14.35%
Series
Phoenix-Engemann Capital Growth Series            12/7/1994    25.54%     -8.57%        N/A        4.06%
Phoenix-Engemann Small & Mid-Cap Growth Series    8/15/2000    45.32%       N/A         N/A      -12.72%
Phoenix-Goodwin Money Market Series               12/7/1994    -0.07%      2.56%        N/A        3.41%
Phoenix-Goodwin Multi-Sector Fixed Income         12/7/1994    13.72%      7.65%        N/A        8.32%
 Series
Phoenix-Goodwin Multi-Sector Short Term Bond      6/2/2003       N/A        N/A         N/A        2.51%
 Series

Phoenix-Kayne Rising Dividends Series             8/12/2002    18.20%       N/A         N/A        9.77%
Phoenix-Kayne Small-Cap Quality Value Series      8/12/2002    19.38%       N/A         N/A       14.21%
Phoenix-Lazard International Equity Select        8/12/2002    28.84%       N/A         N/A       16.14%
 Series
Phoenix-Lazard Small-Cap Value Series             8/12/2002    37.90%       N/A         N/A       23.90%
Phoenix-Lazard U.S. Multi-Cap Series              8/12/2002    27.81%       N/A         N/A       19.55%
Phoenix-Lord Abbett Bond-Debenture Series         8/12/2002    16.87%       N/A         N/A       16.75%
Phoenix-Lord Abbett Large-Cap Value Series        8/12/2002    29.26%       N/A         N/A       19.43%
Phoenix-Lord Abbett Mid-Cap Value Series          8/12/2002    23.53%       N/A         N/A       16.26%
Phoenix-MFS Investors Growth Stock Series        12/20/1999    19.92%       N/A         N/A      -12.32%
Phoenix-MFS Investors Trust Series               10/29/2001    21.64%       N/A         N/A       -0.21%
Phoenix-MFS Value Series                         10/29/2001    23.91%       N/A         N/A        5.30%

Phoenix-Northern Dow 30 Series                   12/20/1999    26.45%       N/A         N/A       -1.09%

Phoenix-Northern Nasdaq-100 Index(R) Series       8/15/2000    47.73%       N/A         N/A      -24.72%
Phoenix-Oakhurst Growth and Income Series          3/2/1998    26.51%     -0.93%        N/A        2.31%
Phoenix-Oakhurst Strategic Allocation Series      12/7/1994    18.97%      3.08%        N/A        8.77%
Phoenix-Oakhurst Value Equity Series               3/2/1998    22.95%      4.66%        N/A        5.71%

Phoenix-Sanford Bernstein Global Value Series    11/20/2000    31.79%       N/A         N/A        2.46%

Phoenix-Sanford Bernstein Mid-Cap Value Series     3/2/1998    39.92%      9.88%        N/A        6.07%
Phoenix-Sanford Bernstein Small-Cap Value        11/20/2000    42.78%       N/A         N/A       15.92%
 Series
Phoenix-Seneca Mid-Cap Growth Series               3/2/1998    27.87%      0.77%        N/A        4.00%
Phoenix-Seneca Strategic Theme Series             1/29/1996    36.23%     -3.05%        N/A        5.84%
Phoenix-State Street Research Small-Cap Growth    8/12/2002    52.23%       N/A         N/A       35.95%
 Series
AIM V.I. Capital Appreciation Fund                3/30/2001    28.55%       N/A         N/A       -2.46%
AIM V.I. Premier Equity Fund                      3/30/2001    24.14%       N/A         N/A       -6.03%
Alger American Leveraged AllCap Portfolio          6/5/2000    33.72%       N/A         N/A      -14.99%
Federated Fund For U.S. Government Securities II  7/15/1999     1.60%       N/A         N/A        5.75%
Federated High Income Bond Fund II                7/15/1999    21.30%       N/A         N/A        1.91%
VIP Contrafund(R) Portfolio                        6/5/2000    27.39%       N/A         N/A       -1.96%
VIP Growth Opportunities Portfolio                 6/5/2000    28.69%       N/A         N/A       -8.68%
VIP Growth Portfolio                               6/5/2000    31.79%       N/A         N/A      -11.79%
Mutual Shares Securities Fund                      5/1/2000    24.21%       N/A         N/A        6.77%

Templeton Foreign Securities Fund Class 2          5/1/1997    31.22%      0.94%        N/A        3.22%
Templeton Growth Securities Fund                   5/1/2000    31.15%       N/A         N/A        2.41%
Rydex Variable Trust Juno Fund                     6/2/2003      N/A        N/A         N/A        5.47%
Rydex Variable Trust Nova Fund                     6/2/2003      N/A        N/A         N/A       21.88%
Rydex Variable Trust Sector Rotation Fund          6/2/2003      N/A        N/A         N/A       15.62%

Scudder VIT EAFE(R) Equity Index Fund             7/15/1999    32.35%       N/A         N/A       -6.23%
Scudder VIT Equity 500 Index Fund                10/29/2001    27.20%       N/A         N/A        2.01%
Technology Portfolio                             12/20/1999    46.67%       N/A         N/A      -25.37%
Wanger International Select                        2/1/1999    40.18%       N/A         N/A        9.07%
Wanger International Small Cap                     5/1/1995    47.75%      9.71%        N/A       14.14%
Wanger Select                                      2/1/1999    29.75%       N/A         N/A       13.54%
Wanger U.S. Smaller Companies                      5/1/1995    42.15%      7.98%        N/A       15.28%
-----------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees and mortality and expense risk fees. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


                                    ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1

------------------------------------------------------------------------------------------------------------------------------------

                     Subaccount                        1994   1995    1996    1997    1998    1999    2000    2001    2002    2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                -0.45%   9.05%  18.07%  11.49%   27.30%  28.87% -16.24% -24.43% -15.24%  31.21%
Phoenix-AIM Mid-Cap Equity Series                                                                                    -11.34%  27.55%
Phoenix-Alliance/Bernstein Enhanced Index Series                                      31.03%  18.24% -11.92% -12.35% -24.07%  25.60%
Phoenix-Alliance/Bernstein Growth + Value Series                                                                     -25.44%  25.43%
Phoenix-Duff & Phelps Real Estate Securities Series                  32.46%  21.46%  -21.60%   4.26%  30.15%   6.08%  11.52%  37.58%
Phoenix-Engemann Capital Growth Series                0.96%  30.24%  12.03%  20.49%   29.37%  29.04% -18.20% -34.92% -25.19%  25.86%
Phoenix-Engemann Small & Mid-Cap Growth Series                                                               -27.10% -29.16%  45.69%
Phoenix-Goodwin Money Market Series                   3.33%   5.18%   4.51%   4.66%    4.57%   4.30%   5.51%   3.29%   0.91%   0.18%
Phoenix-Goodwin Multi-Sector Fixed Income Series     -5.94%  22.93%  11.86%  10.54%   -4.63%   4.93%   5.95%   5.55%   9.44%  14.00%
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                                   N/A

Phoenix-Kayne Rising Dividends Series                                                                                         18.50%
Phoenix-Kayne Small-Cap Quality Value Series                                                                                  19.68%
Phoenix-Lazard International Equity Select Series                                                                             29.17%
Phoenix-Lazard Small-Cap Value Series                                                                                         38.25%
Phoenix-Lazard U.S. Multi-Cap Series                                                                                          28.13%
Phoenix-Lord Abbett Bond-Debenture Series                                                                                     17.17%
Phoenix-Lord Abbett Large-Cap Value Series                                                                                    29.59%
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                      23.84%
Phoenix-MFS Investors Growth Stock Series                                                            -11.62% -24.23% -29.20%  20.22%
Phoenix-MFS Investors Trust Series                                                                                   -21.19%  21.95%
Phoenix-MFS Value Series                                                                                             -14.28%  24.22%
Phoenix-Northern Dow 30 Series                                                                        -6.03%  -6.46% -15.93%  26.77%
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                  -33.40% -37.89%  48.10%
Phoenix-Oakhurst Growth and Income Series                                                     16.43%  -7.08%  -8.63% -22.90%  26.83%
Phoenix-Oakhurst Strategic Allocation Series         -1.93%  17.66%   8.51%  20.15%   20.20%  10.71%   0.08%   1.35% -12.02%  19.27%
Phoenix-Oakhurst Value Equity Series                                                          23.72%  31.53% -18.38% -22.33%  23.26%
Phoenix-Sanford Bernstein Global Value Series                                                                 -7.31% -14.90%  32.13%
Phoenix-Sanford Bernstein Mid-Cap Value Series                                               -10.74%  16.33%  22.37%  -9.01%  40.27%
Phoenix-Sanford Bernstein Small-Cap Value Series                                                              15.18%  -9.00%  43.14%
Phoenix-Seneca Mid-Cap Growth Series                                                          44.93%  13.18% -25.51% -32.84%  28.19%
Phoenix-Seneca Strategic Theme Series                                        16.60%   43.99%  54.24% -11.92% -27.73% -35.31%  36.57%
Phoenix-State Street Research Small-Cap Growth Series                                                                         52.62%
AIM V.I. Capital Appreciation Fund                    1.99%  35.01%  16.99%  12.94%   18.71%  43.89% -11.35% -23.67% -24.74%  28.87%
AIM V.I. Premier Equity Fund                          3.52%  35.57%  14.44%  23.07%   31.74%  29.25% -15.07% -13.00% -30.61%  24.45%
Alger American Leveraged AllCap Portfolio                            11.47%  19.08%   57.04%  77.17% -25.22% -16.36% -34.24%  34.05%
Federated Fund For U.S. Government Securities II              8.23%   3.68%   8.04%    7.12%  -1.09%  10.43%   6.49%   8.50%   1.85%
Federated High Income Bond Fund II                           19.78%  13.74%  13.26%    2.19%   1.81%  -9.48%   0.86%   0.88%  21.60%
VIP Contrafund(R) Portfolio                                                           29.29%  23.53%  -7.18% -12.81%  -9.88%  27.71%
VIP Growth Opportunities Portfolio                                                    23.89%   3.66% -17.60% -14.88% -22.31%  29.01%
VIP Growth Portfolio                                                                  38.68%  36.60% -11.51% -18.14% -30.55%  32.12%
Mutual Shares Securities Fund                                                16.85%   -0.69%  13.01%  12.69%   6.50% -12.26%  24.52%
Templeton Foreign Securities Fund Class 2            -2.98%  14.91%  23.14%  13.10%    8.50%  22.64%  -2.85% -16.42% -18.97%  31.55%
Templeton Growth Securities Fund Class 2                     11.88%  20.37%  12.65%    8.16%  20.23%   0.97%  -1.80% -18.90%  31.48%

Rydex Variable Trust Juno Fund                                                                                                 N/A
Rydex Variable Trust Nova Fund                                                        29.42%  22.65% -20.70% -23.96% -36.04%  38.49%
Rydex Variable Trust Sector Rotation Fund                                                                                     29.25%

Scudder VIT EAFE(R) Equity Index Fund                                                 21.00%  27.00% -17.07% -25.06% -21.99%  32.69%
Scudder VIT Equity 500 Index Fund                                                     28.07%  19.78%  -9.69% -12.64% -22.71%  27.52%
Technology Portfolio                                                                                 -23.98% -49.12% -49.23%  47.04%
Wanger International Select                                                                           -2.07% -26.99% -15.72%  40.53%
Wanger International Small Cap                                       31.38%  -1.95%   15.76% 125.39% -28.22% -21.67% -14.27%  48.12%
Wanger Select                                                                                          8.91%   8.54%  -8.08%  30.07%
Wanger U.S. Smaller Companies                                        45.90%  28.79%    8.15%  24.46%  -8.62%  10.82% -17.23%  42.51%
------------------------------------------------------------------------------------------------------------------------------------

          Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense
                                 risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.



                                    ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2

------------------------------------------------------------------------------------------------------------------------------------

                     Subaccount                        1994   1995   1996    1997    1998    1999    2000    2001    2002    2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 -0.70%  8.78%  17.78%  11.21%  26.99%  28.55% -16.44% -24.62% -15.45%  30.88%
Phoenix-AIM Mid-Cap Equity Series                                                                                   -11.56%  27.23%
Phoenix-Alliance/Bernstein Enhanced Index Series                                     30.70%  17.94% -12.14% -12.57% -24.26%  25.28%
Phoenix-Alliance/Bernstein Growth + Value Series                                                                    -25.63%  25.11%
Phoenix-Duff & Phelps Real Estate Securities Series                  32.13%  21.16% -21.80%   4.00%  29.82%   5.81%  11.24%  37.23%
Phoenix-Engemann Capital Growth Series                 0.71% 29.92%  11.75%  20.19%  29.05%  28.72% -18.40% -35.08% -25.38%  25.54%
Phoenix-Engemann Small & Mid-Cap Growth Series                                                              -27.29% -29.34%  45.32%
Phoenix-Goodwin Money Market Series                    3.07%  4.91%   4.25%   4.40%   4.31%   4.04%   5.25%   3.03%   0.66%  -0.07%
Phoenix-Goodwin Multi-Sector Fixed Income Series      -6.17% 22.62%  11.58%  10.26%  -4.87%   4.67%   5.69%   5.29%   9.17%  13.72%
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                                   N/A

Phoenix-Kayne Rising Dividends Series                                                                                        18.20%
Phoenix-Kayne Small-Cap Quality Value Series                                                                                 19.38%
Phoenix-Lazard International Equity Select Series                                                                            28.84%
Phoenix-Lazard Small-Cap Value Series                                                                                        37.90%
Phoenix-Lazard U.S. Multi-Cap Series                                                                                         27.81%
Phoenix-Lord Abbett Bond-Debenture Series                                                                                    16.87%
Phoenix-Lord Abbett Large-Cap Value Series                                                                                   29.26%
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                     23.53%
Phoenix-MFS Investors Growth Stock Series                                                           -11.84% -24.42% -29.38%  19.92%
Phoenix-MFS Investors Trust Series                                                                                  -21.39%  21.64%
Phoenix-MFS Value Series                                                                                            -14.49%  23.91%
Phoenix-Northern Dow 30 Series                                                                       -6.27%  -6.69% -16.14%  26.45%
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                 -33.57% -38.05%  47.73%
Phoenix-Oakhurst Growth and Income Series                                                    16.14%  -7.31%  -8.86% -23.10%  26.51%
Phoenix-Oakhurst Strategic Allocation Series          -2.18% 17.36%   8.24%  19.85%  19.90%  10.43%  -0.17%   1.10% -12.24%  18.97%
Phoenix-Oakhurst Value Equity Series                                                         23.41%  31.20% -18.58% -22.52%  22.95%
Phoenix-Sanford Bernstein Global Value Series                                                                -7.54% -15.11%  31.79%
Phoenix-Sanford Bernstein Mid-Cap Value Series                                              -10.96%  16.04%  22.06%  -9.24%  39.92%
Phoenix-Sanford Bernstein Small-Cap Value Series                                                             14.89%  -9.23%  42.78%
Phoenix-Seneca Mid-Cap Growth Series                                                         44.56%  12.90% -25.69% -33.01%  27.87%
Phoenix-Seneca Strategic Theme Series                                        16.31%  43.63%  53.85% -12.14% -27.92% -35.47%  36.23%
Phoenix-State Street Research Small-Cap Growth Series                                                                        52.23%
AIM V.I. Capital Appreciation Fund                     1.73% 34.67%  16.70%  12.66%  18.41%  43.53% -11.57% -23.86% -24.93%  28.55%
AIM V.I. Premier Equity Fund                           3.26% 35.23%  14.16%  22.76%  31.42%  28.93% -15.28% -13.22% -30.78%  24.14%
Alger American Leveraged AllCap Portfolio                            11.19%  18.78%  56.65%  76.73% -25.40% -16.57% -34.41%  33.72%
Federated Fund For U.S. Government Securities II              7.96%   3.42%   7.77%   6.85%  -1.34%  10.16%   6.22%   8.23%   1.60%
Federated High Income Bond Fund II                           19.48%  13.45%  12.98%   1.93%   1.55%  -9.70%   0.61%   0.63%  21.30%
VIP Contrafund(R) Portfolio                                                          28.97%  23.22%  -7.41% -13.03% -10.11%  27.39%
VIP Growth Opportunities Portfolio                                                   23.58%   3.40% -17.80% -15.09% -22.51%  28.69%
VIP Growth Portfolio                                                                 38.34%  36.26% -11.73% -18.35% -30.72%  31.79%
Mutual Shares Securities Fund                                                16.56%  -0.93%  12.73%  12.40%   6.24% -12.48%  24.21%
Templeton Foreign Securities Fund Class 2             -3.22% 14.62%  22.83%  12.81%   8.23%  22.33%  -3.10% -16.63% -19.18%  31.22%
Templeton Growth Securities Fund Class 2                     11.60%  20.07%  12.37%   7.89%  19.93%   0.72%  -2.05% -19.10%  31.15%

Rydex Variable Trust Juno Fund                                                                                                 N/A
Rydex Variable Trust Nova Fund                                                       29.09%  22.34% -20.90% -24.15% -36.21%  38.15%
Rydex Variable Trust Sector Rotation Fund                                                                                    28.93%

Scudder VIT EAFE(R) Equity Index Fund                                                20.70%  26.68% -17.28% -25.25% -22.19%  32.35%
Scudder VIT Equity 500 Index Fund                                                    27.75%  19.49%  -9.91% -12.86% -22.90%  27.20%
Technology Portfolio                                                                                -24.17% -49.24% -49.35%  46.67%
Wanger International Select                                                                          -2.31% -27.17% -15.93%  40.18%
Wanger International Small Cap                                       31.05%  -2.20%  15.47% 124.83% -28.40% -21.87% -14.48%  47.75%
Wanger Select                                                                                         8.64%   8.27%  -8.31%  29.75%
Wanger U.S. Smaller Companies                                        45.54%  28.47%   7.88%  24.15%  -8.85%  10.55% -17.44%  42.15%
------------------------------------------------------------------------------------------------------------------------------------

           Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense
                                  risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return, we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1), 1.125% (Option 2) or 1.275% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:

   The following examples of return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are based on the 7-day period ending December 31, 2003:



CONTRACTS WITH DEATH BENEFIT OPTION 1:

Value of hypothetical pre-existing account with exactly one Unit
    at the beginning of the period:.............................       $1.000000


Value of the same account (excluding capital changes) at
    the end of the 7-day period:................................        1.000040


Calculation:

    Ending account value........................................        1.000040
    Less beginning account value................................        1.000000
    Net change in account value.................................        0.000040


Base period return:

    (net change/beginning account value)........................        0.000040
  Current yield = return x (365/7) =............................           0.21%
  Effective yield = [(1 + return)365/7] -1 =....................           0.21%


CONTRACTS WITH DEATH BENEFIT OPTION 2:
Value of hypothetical pre-existing account with exactly one unit
    at the beginning of the period:.............................       $1.000000


Value of the same account (excluding capital changes) at
    the end of the 7-day period:................................        0.999993


Calculation:

    Ending account value........................................        0.999993
    Less beginning account value................................        1.000000
    Net change in account value.................................      (0.000007)


Base period return:

    (net change/beginning account value)........................      (0.000007)
Current yield = return x (365/7) =..............................          -0.04%
Effective yield = [(1 + return)365/7] -1 =......................          -0.04%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:


(1) We assume a hypothetical $1,000 initial payment in the subaccount;

(2) We determine the value of the hypothetical initial payment had it been redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 payment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return, we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one. The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

          II  =  a hypothetical initial payment of $1,000
           R = average annual total return for the period n = number of years in the period
         ERV = ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]


   We normally calculate total return for one, five and ten year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sale literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:


    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)


    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    Registered Representative
    The New York Times
    The Wall Street Journal
    U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The S&P 500

    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for factors such as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983 Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each Subaccount, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account (Phoenix Asset Manager (Death Benefit Option 1)) and PHL Variable Accumulation Account (Phoenix Asset Manager (Death Benefit Option 2)) at December 31, 2003, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Matthew A. Swendiman, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------
                                                              [logo] PHOENIX
                                                            WEALTH MANAGEMENT(R)






                                    PHOENIX
                                    ASSET
                                    MANAGER






--------------------------------------------------------------------------------
          V A R I A B L E   A N N U I T Y   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                   PHL VARIABLE ACCUMULATION ACCOUNT
                   DECEMBER 31, 2003






                                                            DEATH BENEFIT
                                                               OPTION 1
--------------------------------------------------------------------------------
VA0695AR1 (C)2004 The Phoenix Companies, Inc.



                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 2003







                                                                                                PHOENIX-DUFF &
                                                                              PHOENIX-AIM        PHELPS REAL        PHOENIX-JANUS
                                                        PHOENIX-ABERDEEN        MID-CAP             ESTATE            FLEXIBLE
                                                          INTERNATIONAL          EQUITY           SECURITIES           INCOME
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $         1,120    $         1,592    $         2,293    $         5,852
                                                        =================  =================  =================  =================
     Investment at market                                $         1,560    $         1,977    $         2,865    $         5,899
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                              1,560              1,977              2,865              5,899
LIABILITIES
     Accrued expenses                                                  -                  -                  2                  2
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                               $         1,560    $         1,977    $         2,863    $         5,897
                                                        =================  =================  =================  =================
Accumulation units outstanding                                       615                783              1,021              2,662
                                                        =================  =================  =================  =================
Unit value                                               $      2.534883    $      2.527299    $      2.804880    $      2.215412
                                                        =================  =================  =================  =================


                                                          PHOENIX-LAZARD                        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                           INTERNATIONAL                           BERNSTEIN          BERNSTEIN
                                                              EQUITY           PHOENIX-MFS           GLOBAL            MID-CAP
                                                              SELECT              VALUE              VALUE              VALUE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
ASSETS
     Investment at cost                                  $         2,528    $         7,816    $         1,866    $          1,641
                                                        =================  =================  =================   =================
     Investment at market                                $         2,944    $         9,702    $         2,480    $          2,182
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                              2,944              9,702              2,480               2,182
LIABILITIES
     Accrued expenses                                                  1                  4                  1                   1
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $         2,943    $         9,698    $         2,479    $          2,181
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     1,192              4,000                948                 786
                                                        =================  =================  =================   =================
Unit value                                               $      2.469473    $      2.424543    $      2.616004    $       2.772821
                                                        =================  =================  =================   =================


                                                                            FEDERATED HIGH
                                                          FEDERATED FUND      INCOME BOND
                                                             FOR U.S.          FUND II --                            TEMPLETON
                                                            GOVERNMENT          PRIMARY               VIP             FOREIGN
                                                           SECURITIES II        SHARES              GROWTH           SECURITIES
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        ------------------ -----------------  -----------------  ------------------
ASSETS
     Investment at cost                                  $         9,862    $         2,511    $         3,280    $          2,964
                                                        =================  =================  =================  ==================
     Investment at market                                $         9,928    $         2,779    $         4,256    $          3,883
                                                        -----------------  -----------------  -----------------  ------------------
         Total assets                                              9,928              2,779              4,256               3,883
LIABILITIES
     Accrued expenses                                                  4                  1                  2                   2
                                                        -----------------  -----------------  -----------------  ------------------
NET ASSETS                                               $         9,924    $         2,778    $         4,254    $          3,881
                                                        =================  =================  =================  ==================
Accumulation units outstanding                                     4,755              1,081              1,666               1,575
                                                        =================  =================  =================  ==================
Unit value                                               $      2.087143    $      2.568903    $      2.553024    $       2.463770
                                                        =================  =================  =================  ==================


                                                  See Notes to Financial Statements
                                                                SA-1


                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 2003
                                                             (CONTINUED)



                                                            SCUDDER VIT          WANGER           WANGER U.S.
                                                            EQUITY 500        INTERNATIONAL         SMALLER
                                                               INDEX            SMALL CAP          COMPANIES
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $         4,688    $         1,825    $         4,581
                                                        =================  =================  =================
     Investment at market                                $         5,242    $         2,791    $         6,175
                                                        -----------------  -----------------  -----------------
         Total assets                                              5,242              2,791              6,175
LIABILITIES
     Accrued expenses                                                  2                  1                  3
                                                        -----------------  -----------------  -----------------
NET ASSETS                                               $         5,240    $         2,790    $         6,172
                                                        =================  =================  =================
Accumulation units outstanding                                     2,101                999              2,082
                                                        =================  =================  =================
Unit value                                               $      2.493591    $      2.792555    $      2.964714
                                                        =================  =================  =================





                                                  See Notes to Financial Statements
                                                                SA-2




                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                                PHOENIX-DUFF &
                                                                              PHOENIX-AIM        PHELPS REAL           PHOENIX-
                                                         PHOENIX-ABERDEEN       MID-CAP            ESTATE           GOODWIN MONEY
                                                           INTERNATIONAL        EQUITY           SECURITIES             MARKET
                                                           SUBACCOUNT(1)      SUBACCOUNT         SUBACCOUNT          SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $            25    $             -    $            72     $             9
Expenses
     Mortality and expense fees                                        6                  7                 10                   9
     Indexing (gain) loss                                              -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                          19                 (7)                62                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       -                  -                  -                   -
Net realized gain distribution from Fund                               -                  -                 79                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                   440                362                538                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        440                362                617                   -
Net increase (decrease) in net assets resulting from
     operations                                          $           459    $           355    $           679     $             -
                                                        =================  =================  =================   =================



                                                          PHOENIX-JANUS      PHOENIX-LAZARD                        PHOENIX-SANFORD
                                                            FLEXIBLE         INTERNATIONAL        PHOENIX-MFS         BERNSTEIN
                                                             INCOME          EQUITY SELECT           VALUE          GLOBAL VALUE
                                                           SUBACCOUNT        SUBACCOUNT(3)        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           203    $            14    $           122     $            31
Expenses
     Mortality and expense fees                                       28                  5                 41                  10
     Indexing (gain) loss                                              -                  -                  1                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         175                  9                 80                  21
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       -                  -                  1                   1
Net realized gain distribution from Fund                             118                  3                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                    34                416              1,810                 581
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        152                419              1,811                 582
Net increase (decrease) in net assets resulting from
     operations                                          $           327    $           428    $         1,891     $           603
                                                        =================  =================  =================   =================


                                                          PHOENIX-SANFORD    FEDERATED FUND    FEDERATED HIGH
                                                             BERNSTEIN          FOR U.S.        INCOME BOND
                                                              MID-CAP          GOVERNMENT        FUND II --
                                                               VALUE          SECURITIES II    PRIMARY SHARES        VIP GROWTH
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(3)       SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             3    $           196    $             -     $             7
Expenses
     Mortality and expense fees                                        8                 36                  5                  19
     Indexing (gain) loss                                              1                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                          (6)               160                 (5)                (12)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       1                  2                  -                   2
Net realized gain distribution from Fund                              67                 25                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                   565                 20                268               1,044
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        633                 47                268               1,046
Net increase (decrease) in net assets resulting from
     operations                                          $           627    $           207    $           263     $         1,034
                                                        =================  =================  =================   =================



                                                  See Notes to Financial Statements
                                                                SA-3


                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                             (CONTINUED)


                                                            TEMPLETON         SCUDDER VIT           WANGER           WANGER U.S.
                                                             FOREIGN           EQUITY 500       INTERNATIONAL          SMALLER
                                                           SECURITIES            INDEX            SMALL CAP           COMPANIES
                                                           SUBACCOUNT        SUBACCOUNT(3)        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $            56    $             -    $             7     $             -
Expenses
     Mortality and expense fees                                       16                  9                 11                  21
     Indexing (gain) loss                                              1                  -                  -                   1
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                          39                 (9)                (4)                (22)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       1                  -                  2                   2
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                   891                554                909               1,519
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        892                554                911               1,521
Net increase (decrease) in net assets resulting from
     operations                                          $           931    $           545    $           907     $         1,499
                                                        =================  =================  =================   =================







Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception February 7, 2003 to December 31, 2003.
(2) From inception July 11, 2003 to December 31, 2003.
(3) From inception August 18, 2003 to December 31, 2003.



                                                  See Notes to Financial Statements
                                                                SA-4



                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                                 PHOENIX-DUFF &
                                                                                PHOENIX-AIM        PHELPS REAL         PHOENIX-
                                                          PHOENIX-ABERDEEN        MID-CAP            ESTATE         GOODWIN MONEY
                                                           INTERNATIONAL          EQUITY           SECURITIES           MARKET
                                                           SUBACCOUNT(1)        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(2)
                                                          ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
     Net investment income (loss)                          $           19     $           (7)    $           62     $            -
     Net realized gain (loss)                                           -                  -                 79                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                               440                362                538                  -
                                                          ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) resulting from operations                459                355                679                  -
                                                          ----------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                               -                  -                  -             16,765
     Participant transfers                                          1,101 +              503                670            (16,765)
     Participant withdrawals                                            -                  -                  -                  -
                                                          ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              1,101                503                670                  -
                                                          ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) in net assets                          1,560                858              1,349                  -
NET ASSETS
     Beginning of period                                                -              1,119              1,514                  -
                                                          ----------------   ----------------   ----------------   ----------------
     End of period                                         $        1,560     $        1,977     $        2,863     $            -
                                                          ================   ================   ================   ================


                                                            PHOENIX-JANUS     PHOENIX-LAZARD                        PHOENIX-SANFORD
                                                              FLEXIBLE         INTERNATIONAL       PHOENIX-MFS         BERNSTEIN
                                                               INCOME          EQUITY SELECT         VALUE            GLOBAL VALUE
                                                             SUBACCOUNT        SUBACCOUNT(3)       SUBACCOUNT          SUBACCOUNT
                                                          ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
     Net investment income (loss)                          $         175      $           9      $          80      $           21
     Net realized gain (loss)                                        118                  3                  1                   1
     Net change in unrealized appreciation (depreciation)
         on investments                                               34                416              1,810                 581
                                                          ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) resulting from operations               327                428              1,891                 603
                                                          ----------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                             -              2,515                  -                   -
     Participant withdrawals                                           -                  -                  -                   -
                                                          ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                                 -              2,515                  -                   -
                                                          ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) in net assets                           327              2,943              1,891                 603
NET ASSETS
     Beginning of period                                           5,570                  -              7,807               1,876
                                                          ----------------   ----------------   ----------------   ----------------
     End of period                                         $       5,897      $       2,943      $       9,698      $        2,479
                                                          ================   ================   ================   ================



                                                  See Notes to Financial Statements
                                                                SA-5



                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                             (CONTINUED)


                                                           PHOENIX-SANFORD     FEDERATED FUND    FEDERATED HIGH
                                                              BERNSTEIN           FOR U.S.         INCOME BOND
                                                               MID-CAP           GOVERNMENT         FUND II--
                                                                VALUE          SECURITIES II      PRIMARY SHARES     VIP GROWTH
                                                              SUBACCOUNT        SUBACCOUNT         SUBACCOUNT(3)      SUBACCOUNT
                                                          ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
     Net investment income (loss)                          $          (6)     $         160      $          (5)     $          (12)
     Net realized gain (loss)                                         68                 27                  -                   2
     Net change in unrealized appreciation (depreciation)
         on investments                                              565                 20                268               1,044
                                                          ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) resulting from operations               627                207                263               1,034
                                                          ----------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                             -              4,193              2,515                   -
     Participant withdrawals                                           -                  -                  -                   -
                                                          ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                                 -              4,193              2,515                   -
                                                          ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) in net assets                           627              4,400              2,778               1,034
NET ASSETS
     Beginning of period                                           1,554              5,524                  -               3,220
                                                          ----------------   ----------------   ----------------   ----------------
     End of period                                         $       2,181      $       9,924      $       2,778      $        4,254
                                                          ================   ================   ================   ================


                                                              TEMPLETON        SCUDDER VIT          WANGER            WANGER U.S.
                                                               FOREIGN          EQUITY 500       INTERNATIONAL          SMALLER
                                                             SECURITIES           INDEX            SMALL CAP           COMPANIES
                                                             SUBACCOUNT        SUBACCOUNT(3)       SUBACCOUNT         SUBACCOUNT
                                                          ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
     Net investment income (loss)                          $          39      $          (9)     $          (4)     $          (22)
     Net realized gain (loss)                                          1                  -                  2                   2
     Net change in unrealized appreciation (depreciation)
         on investments                                              891                554                909               1,519
                                                          ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) resulting from operations               931                545                907               1,499
                                                          ----------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                             -              4,695                  -               1,676
     Participant withdrawals                                           -                  -                  -                   -
                                                          ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                                 -              4,695                  -               1,676
                                                          ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) in net assets                           931              5,240                907               3,175
NET ASSETS
     Beginning of period                                           2,950                  -              1,883               2,997
                                                          ----------------   ----------------   ----------------   ----------------
     End of period                                         $       3,881      $       5,240      $       2,790      $        6,172
                                                          ================   ================   ================   ================





+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception February 7, 2003 to December 31, 2003.
(2) From inception July 11, 2003 to December 31, 2003.
(3) From inception August 18, 2003 to December 31, 2003.



                                                  See Notes to Financial Statements
                                                                SA-6



                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                                                 PHOENIX-DUFF &
                                                                                PHOENIX-AIM        PHELPS REAL       PHOENIX-JANUS
                                                          PHOENIX-ABERDEEN        MID-CAP            ESTATE             FLEXIBLE
                                                             NEW ASIA             EQUITY           SECURITIES            INCOME
                                                           SUBACCOUNT(1)        SUBACCOUNT(1)     SUBACCOUNT(1)       SUBACCOUNT(1)
                                                          ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
     Net investment income (loss)                          $           16     $           (1)    $           10     $           57
     Net realized gain (loss)                                           -                  -                  8                 18
     Net unrealized appreciation (depreciation)                        (4)                23                 34                 13
                                                          ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) resulting from operations                 12                 22                 52                 88
                                                          ----------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           1,097              1,097              1,462              5,482
     Participant transfers                                              -                  -                  -                  -
     Participant withdrawals                                            -                  -                  -                  -
                                                          ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              1,097              1,097              1,462             5,482
                                                          ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) in net assets                          1,109              1,119              1,514             5,570
NET ASSETS
     Beginning of period                                                -                  -                  -                  -
                                                          ----------------   ----------------   ----------------   ----------------
     End of period                                         $        1,109     $        1,119     $        1,514     $       5,570
                                                          ================   ================   ================   ================


                                                                                                 PHOENIX-SANFORD     FEDERATED FUND
                                                                              PHOENIX-SANFORD       BERNSTEIN           FOR U.S.
                                                            PHOENIX-MFS         BERNSTEIN            MID-CAP           GOVERNMENT
                                                              VALUE            GLOBAL VALUE           VALUE          SECURITIES II
                                                            SUBACCOUNT(1)       SUBACCOUNT(1)      SUBACCOUNT(1)     SUBACCOUNT(1)
                                                          ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
     Net investment income (loss)                          $          56      $          16      $           8      $           (4)
     Net realized gain (loss)                                          -                  -                109                   -
     Net unrealized appreciation (depreciation)                       76                 33                (24)                 46
                                                          ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) resulting from operations               132                 49                 93                  42
                                                          ----------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          7,675              1,827              1,461               5,482
     Participant transfers                                             -                  -                  -                   -
     Participant withdrawals                                           -                  -                  -                   -
                                                          ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             7,675              1,827              1,461               5,482
                                                          ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) in net assets                         7,807              1,876              1,554               5,524
NET ASSETS
     Beginning of period                                               -                  -                  -                   -
                                                          ----------------   ----------------   ----------------   ----------------
     End of period                                         $       7,807      $       1,876      $       1,554      $        5,524
                                                          ================   ================   ================   ================



                                                  See Notes to Financial Statements
                                                                SA-7



                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                             (CONTINUED)



                                                                                 TEMPLETON           WANGER           WANGER U.S.
                                                                                  FOREIGN         INTERNATIONAL        SMALLER
                                                             VIP GROWTH         SECURITIES          SMALL CAP         COMPANIES
                                                            SUBACCOUNT(1)      SUBACCOUNT(2)      SUBACCOUNT(1)      SUBACCOUNT(1)
                                                          ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
     Net investment income (loss)                          $          (2)     $          (2)      $         (1)     $           (2)
     Net realized gain (loss)                                          -                  -                  -                   -
     Net unrealized appreciation (depreciation)                      (68)                28                 57                  75
                                                          ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) resulting from operations               (70)                26                 56                  73
                                                          ----------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          3,290              2,924              1,827               2,924
     Participant transfers                                             -                  -                  -                   -
     Participant withdrawals                                           -                  -                  -                   -
                                                          ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             3,290              2,924              1,827               2,924
                                                          ----------------   ----------------   ----------------   ----------------
     Net increase (decrease) in net assets                         3,220              2,950              1,883               2,997
NET ASSETS
     Beginning of period                                               -                  -                  -                   -
                                                          ----------------   ----------------   ----------------   ----------------
     End of period                                         $       3,220      $       2,950      $       1,883      $        2,997
                                                          ================   ================   ================   ================












Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1) From inception November 16, 2002 to December 31, 2002.
(2) From inception December 26, 2002 to December 31, 2002.


                        See Notes to Financial Statements
                                      SA-8

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 54 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Rydex Variable Trust, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account ("GIA") or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

---------------------------------------------------------------------------------------------------------------------------
                        SERIES NAME                                              INVESTMENT OBJECTIVE
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Aberdeen International Series                        High total return consistent with reasonable risk
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                            Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series             High total return
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Alliance/Bernstein  Growth + Value Series            Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series          Capital appreciation and income with approximately equal
                                                             emphasis
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                       Intermediate and long-term growth of capital appreciation
                                                             with income as a secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series               Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series             Long-term total return
------------------------------------------------------------ --------------------------------------------------------------
                                                             To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series          changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Janus Flexible Income Series                         Maximum total return consistent with the preservation of
                                                             capital
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                        Long-term capital appreciation with dividend income as a
                                                             secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                 Long-term capital appreciation with dividend income as a
                                                             secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard International Equity Select Series            Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                        Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                         Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                    High current income and long-term capital appreciation to
                                                             produce a high total return
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                   Capital appreciation with income as a secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                     Capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                    Long-term growth of capital and future income rather than
                                                             current income
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Investors Trust Series                           Long-term growth of capital; secondarily to provide
                                                             reasonable current income
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Value Series                                     Capital appreciation and reasonable income
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Northern Dow 30 Series                               To track the total return of the Dow Jones Industrial
                                                             Average(SM) before fund expenses
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                  To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                    Dividend growth, current income and capital appreciation
---------------------------------------------------------------------------------------------------------------------------


                                          PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                                                 PHL VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------------
                        SERIES NAME                                              INVESTMENT OBJECTIVE
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                 High total return over an extended period of time consistent with prudent investment risk
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                         Long-term capital appreciation with current income as a
                                                             secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                Long-term capital growth through investment in equity
                                                             securities of foreign and U.S. companies
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series               Long-term capital appreciation with current income as a
                                                             secondary investment objective
------------------------------------------------------------ --------------------------------------------------------------
                                                             Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series             small-capitalization stocks that appear to be undervalued
                                                             with current income as a secondary investment objective
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                         Capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                        Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series        Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                           Growth of capital
------------------------------------------------------------ --------------------------------------------------------------
AIM V.I. Premier Equity Fund                                 Long-term growth of capital with income as a secondary
                                                             objective
------------------------------------------------------------ --------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Federated Fund for U.S. Government Securities II             Current income by investing primarily in a diversified
                                                             portfolio or U.S. government securities
------------------------------------------------------------ --------------------------------------------------------------
                                                             High current income by investing primarily in a
Federated High Income Bond Fund II                           professionally managed, diversified portfolio of fixed
                                                             income securities
------------------------------------------------------------ --------------------------------------------------------------
VIP Contrafund(R) Portfolio                                  Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
VIP Growth Opportunities Portfolio                           Capital growth
------------------------------------------------------------ --------------------------------------------------------------
VIP Growth Portfolio                                         Capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Mutual Shares Securities Fund                                Capital appreciation with income as a secondary goal
------------------------------------------------------------ --------------------------------------------------------------
Templeton Foreign Securities Fund                            Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
Templeton Growth Securities Fund                             Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
                                                             To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or
Rydex Variable Trust Juno Fund                               futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                             Treasury Bond
------------------------------------------------------------ --------------------------------------------------------------
                                                             To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current
Rydex Variable Trust Nova Fund                               benchmark is 150% of the performance of the S&P 500(R) Index
                                                             (the "underlying index")
------------------------------------------------------------ --------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                    Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
                                                             Match the performance of the Morgan Stanley Capital
                                                             International EAFE(R) Index which emphasizes stocks of
Scudder VIT EAFE(R) Equity Index Fund                        companies in major markets in Europe, Australasia and the
                                                             Far East
------------------------------------------------------------ --------------------------------------------------------------
                                                             Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                            Stock Price Index which emphasizes stocks of large U.S.
                                                             companies
------------------------------------------------------------ --------------------------------------------------------------
Technology Portfolio                                         Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Wanger Foreign Forty                                         Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Wanger International Small Cap                               Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Wanger Twenty                                                Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Wanger U.S. Smaller Companies                                Long-term growth of capital
---------------------------------------------------------------------------------------------------------------------------

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
The Phoenix Edge Series Fund
----------------------------
      Phoenix-Aberdeen International Series                              $      1,126                          $         6
      Phoenix-AIM Mid-Cap Equity Series                                           503                                    7
      Phoenix-Duff & Phelps Real Estate Securities Series                         821                                    9
      Phoenix-Janus Flexible Income Series                                        321                                   29
      Phoenix-Lazard International Equity Select Series                         2,532                                    4
      Phoenix-MFS Value Series                                                    123                                   42
      Phoenix-Sanford Bernstein Global Value Series                                32                                   11
      Phoenix-Sanford Bernstein Mid-Cap Value Series                               71                                   10

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED) Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                  PURCHASES                              SALES
----------                                                                  ---------                              -----
FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                   $         4,659                       $         280
      Federated High Income Bond Fund II -- Primary Shares                         2,515                                   4

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Growth Portfolio                                                             7                                  18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Templeton Foreign Securities Fund                                               56                                  17

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
      Scudder VIT Equity 500 Index Fund                                            4,695                                   7

WANGER ADVISORS TRUST
---------------------
      Wanger International Small Cap                                                   7                                  11
      Wanger U.S. Smaller Companies                                                1,676                                  20

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2003, and 2002 follows:

                                                                                                           PERIOD ENDED
                                                                                                           DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(3)
     Accumulation units outstanding                                                                       615                -
     Unit value                                                                                     $2.534883                -
     Net assets (thousands)                                                                                $2                -
     Mortality and expense ratio                                                                        0.50% (5)            -
     Net investment income ratio                                                                        1.65% (5)            -
     Total return                                                                                      41.66%                -


     PHOENIX-AIM MID-CAP EQUITY SERIES(1)
     Accumulation units outstanding                                                                       783              565
     Unit value                                                                                     $2.527299        $1.981400
     Net assets (thousands)                                                                                $2               $1
     Mortality and expense ratio                                                                        0.50%            0.50% (5)
     Net investment income ratio                                                                       (0.49%)          (0.67%)(5)
     Total return                                                                                      27.55%            2.04%


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(1)
     Accumulation units outstanding                                                                     1,021              743
     Unit value                                                                                     $2.804880        $2.038784
     Net assets (thousands)                                                                                $3               $2
     Mortality and expense ratio                                                                        0.50%            0.50% (5)
     Net investment income ratio                                                                        3.09%            5.08% (5)
     Total return                                                                                      37.58%            3.55%


     PHOENIX-JANUS FLEXIBLE INCOME SERIES(1)
     Accumulation units outstanding                                                                     2,662            2,662
     Unit value                                                                                     $2.215412        $2.092857
     Net assets (thousands)                                                                                $6               $6
     Mortality and expense ratio                                                                        0.50%            0.50% (5)
     Net investment income ratio                                                                        3.02%            7.91% (5)
     Total return                                                                                       5.86%            1.61%


     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(4)
     Accumulation units outstanding                                                                     1,192                -
     Unit value                                                                                     $2.469473                -
     Net assets (thousands)                                                                                $3                -
     Mortality and expense ratio                                                                        0.50% (5)            -
     Net investment income ratio                                                                        0.91% (5)            -
     Total return                                                                                      17.02%                -

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                           PERIOD ENDED
                                                                                                           DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-MFS VALUE SERIES(1)
     Accumulation units outstanding                                                                     4,000            4,000
     Unit value                                                                                     $2.424543        $1.951751
     Net assets (thousands)                                                                               $10               $8
     Mortality and expense ratio                                                                        0.50%            0.50% (5)
     Net investment income ratio                                                                        0.96%            5.37% (5)
     Total return                                                                                      24.22%            1.71%


     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES
     Accumulation units outstanding                                                                       948              948
     Unit value                                                                                     $2.616004        $1.979945
     Net assets (thousands)                                                                                $2               $2
     Mortality and expense ratio                                                                        0.50%            0.50% (5)
     Net investment income ratio                                                                        1.00%            6.43% (5)
     Total return                                                                                      32.13%            2.67%


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(1)
     Accumulation units outstanding                                                                       786              786
     Unit value                                                                                     $2.772821        $1.976787
     Net assets (thousands)                                                                                $2               $2
     Mortality and expense ratio                                                                        0.50%            0.50% (5)
     Net investment income ratio                                                                       (0.40%)           3.92% (5)
     Total return                                                                                      40.27%            6.33%


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(1)
     Accumulation units outstanding                                                                     4,755            2,696
     Unit value                                                                                     $2.087143        $2.049157
     Net assets (thousands)                                                                               $10               $6
     Mortality and expense ratio                                                                        0.50%            0.50% (5)
     Net investment income ratio                                                                        2.24%           (0.56%)(5)
     Total return                                                                                       1.85%            0.78%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(4)
     Accumulation units outstanding                                                                     1,081                -
     Unit value                                                                                     $2.568903                -
     Net assets (thousands)                                                                                $3                -
     Mortality and expense ratio                                                                        0.50% (5)            -
     Net investment income ratio                                                                       (0.50%)(5)            -
     Total return                                                                                      10.46%                -

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                           PERIOD ENDED
                                                                                                           DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     VIP GROWTH PORTFOLIO(1)
     Accumulation units outstanding                                                                     1,666            1,666
     Unit value                                                                                     $2.553024        $1.932382
     Net assets (thousands)                                                                                $4               $3
     Mortality and expense ratio                                                                        0.50%            0.50% (5)
     Net investment income ratio                                                                       (0.30%)          (0.45%)(5)
     Total return                                                                                      32.12%           (2.12%)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     TEMPLETON FOREIGN SECURITIES FUND(2)
     Accumulation units outstanding                                                                     1,575            1,575
     Unit value                                                                                     $2.463770        $1.872853
     Net assets (thousands)                                                                                $4               $3
     Mortality and expense ratio                                                                        0.50%            0.50% (5)
     Net investment income ratio                                                                        1.21%           (4.99%)(5)
     Total return                                                                                      31.55%           (0.22%)


SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
     SCUDDER VIT EQUITY 500 INDEX FUND(4)
     Accumulation units outstanding                                                                     2,101                -
     Unit value                                                                                     $2.493591                -
     Net assets (thousands)                                                                                $5                -
     Mortality and expense ratio                                                                        0.50% (5)            -
     Net investment income ratio                                                                       (0.50%)(5)            -
     Total return                                                                                      11.61%                -


WANGER ADVISORS TRUST
---------------------
     WANGER INTERNATIONAL SMALL CAP(1)
     Accumulation units outstanding                                                                       999              999
     Unit value                                                                                     $2.792555        $1.885314
     Net assets (thousands)                                                                                $3               $2
     Mortality and expense ratio                                                                        0.50%            0.50% (5)
     Net investment income ratio                                                                       (0.18%)          (0.41%)(5)
     Total return                                                                                      48.12%            3.04%


     WANGER U.S. SMALLER COMPANIES(1)
     Accumulation units outstanding                                                                     2,082            1,440
     Unit value                                                                                     $2.964714        $2.080427
     Net assets (thousands)                                                                                $6               $3
     Mortality and expense ratio                                                                        0.50%            0.50% (5)
     Net investment income ratio                                                                       (0.52%)          (0.50%)(5)
     Total return                                                                                      42.51%            2.48%

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)














MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception November 13, 2002 to December 31, 2002.
(2) From inception December 26, 2002 to December 31, 2002.
(3) From inception February 7, 2003 to December 31, 2003.
(4) From inception August 18, 2003 to December 31, 2003.
(5) Annualized.

            PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
          PHL VARIABLE ACCUMULATION ACCOUNT
            NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                      SUBACCOUNT
                                                      ---------------------------------------------------------------------------
                                                                                              PHOENIX-DUFF &
                                                                                                PHELPS REAL
                                                      PHOENIX-ABERDEEN       PHOENIX-AIM          ESTATE         PHOENIX-GOODWIN
                                                        INTERNATIONAL       MID-CAP EQUITY      SECURITIES         MONEY MARKET
                                                           SERIES              SERIES             SERIES              SERIES
                                                      -----------------   -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                 -                 565                743                  -
Participant deposits                                                -                   -                  -              8,346
Participant transfers                                             615                 218                278             (8,346)
Participant withdrawals                                             -                   -                  -                  -
                                                      ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     615                 783              1,021                  -
                                                      ===========================================================================


                                                                           PHOENIX-LAZARD                        PHOENIX-SANFORD
                                                        PHOENIX-JANUS       INTERNATIONAL                          BERNSTEIN
                                                       FLEXIBLE INCOME     EQUITY SELECT       PHOENIX-MFS       GLOBAL VALUE
                                                           SERIES             SERIES          VALUE SERIES          SERIES
                                                      -----------------   -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period             2,662                   -              4,000                948
Participant deposits                                                -                   -                  -                  -
Participant transfers                                               -               1,192                  -                  -
Participant withdrawals                                             -                   -                  -                  -
                                                      ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                   2,662               1,192              4,000                948
                                                      ===========================================================================


                                                       PHOENIX-SANFORD     FEDERATED FUND     FEDERATED HIGH
                                                          BERNSTEIN           FOR U.S.         INCOME BOND
                                                        MID-CAP VALUE        GOVERNMENT         FUND II --         VIP GROWTH
                                                           SERIES          SECURITIES II      PRIMARY SHARES       PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period               786               2,696                  -              1,666
Participant deposits                                                -                   -                  -                  -
Participant transfers                                               -               2,059              1,081                  -
Participant withdrawals                                             -                   -                  -                  -
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     786               4,755              1,081              1,666
                                                      ============================================================================





                                                          TEMPLETON         SCUDDER VIT            WANGER          WANGER U.S.
                                                           FOREIGN           EQUITY 500        INTERNATIONAL         SMALLER
                                                       SECURITIES FUND       INDEX FUND          SMALL CAP          COMPANIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             1,575                   -                999              1,440
Participant deposits                                                -                   -                  -                  -
Participant transfers                                               -               2,101                  -                642
Participant withdrawals                                             -                   -                  -                  -
                                                      ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                   1,575               2,101                 999             2,082
                                                      ============================================================================

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                           SUBACCOUNT
                                          -------------------------------------------------------------------------
                                                                                 PHOENIX-DUFF &
                                               PHOENIX-      PHOENIX-AIM MID-     PHELPS REAL        PHOENIX-JANUS
                                             ABERDEEN NEW      CAP EQUITY      ESTATE SECURITIES    FLEXIBLE INCOME
                                             ASIA SERIES         SERIES             SERIES               SERIES
                                          ---------------   ---------------     ---------------     ---------------
Units outstanding, beginning of period                 -                 -                   -                   -
Participant deposits                                 580               565                 743               2,662
Participant transfers                                  -                 -                   -                   -
Participant withdrawals                                -                 -                   -                   -
                                          -------------------------------------------------------------------------
Units outstanding, end of period                     580               565                 743               2,662
                                          =========================================================================


                                                                                                     FEDERATED FUND
                                                            PHOENIX-SANFORD     PHOENIX-SANFORD        FOR U.S.
                                           PHOENIX-MFS      BERNSTEIN GLOBAL    BERNSTEIN MID-        GOVERNMENT
                                           VALUE SERIES      VALUE SERIES      CAP VALUE SERIES      SECURITIES II
                                          ---------------   ---------------     ---------------     ---------------
Units outstanding, beginning of period                 -                 -                   -                   -
Participant deposits                               4,000               948                 786               2,696
Participant transfers                                  -                 -                   -                   -
Participant withdrawals                                -                 -                   -                   -
                                          -------------------------------------------------------------------------
Units outstanding, end of period                   4,000               948                 786               2,696
                                          =========================================================================


                                                              TEMPLETON            WANGER             WANGER U.S.
                                             VIP GROWTH        FOREIGN          INTERNATIONAL          SMALLER
                                             PORTFOLIO      SECURITIES FUND       SMALL CAP            COMPANIES
                                          ---------------   ---------------     ---------------     ---------------
Units outstanding, beginning of period                 -                 -                   -                   -
Participant deposits                               1,666             1,575                 999               1,440
Participant transfers                                  -                 -                   -                   -
Participant withdrawals                                -                 -                   -                   -
                                          ---------------   -------------------------------------------------------
Units outstanding, end of period                   1,666          1,575                 999               1,440
                                          ===============   =======================================================

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .375% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS



PRICEWATERHOUSECOOPERS [logo]


To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Asset Manager (Death Benefit Option 1)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Asset Manager (Death Benefit Option 1)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
March 19, 2004

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

--------------------------------------------------------------------------------
                                                              [logo] PHOENIX
                                                            WEALTH MANAGEMENT(R)






                                     PHOENIX
                                      ASSET
                                     MANAGER






--------------------------------------------------------------------------------
          V A R I A B L E   A N N U I T Y   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                   PHL VARIABLE ACCUMULATION ACCOUNT
                   DECEMBER 31, 2003






                                                            DEATH BENEFIT
                                                               OPTION 2

--------------------------------------------------------------------------------
VA0695AR2 (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

                                                                                                 PHOENIX-               PHOENIX-
                                                          PHOENIX-DUFF &       PHOENIX-        GOODWIN MULTI-       GOODWIN MULTI-
                                                           PHELPS REAL       GOODWIN MONEY      SECTOR FIXED          SECTOR SHORT
                                                        ESTATE SECURITIES       MARKET             INCOME              TERM BOND
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        10,991    $        63,802    $       130,648     $         8,019
                                                        =================  =================  =================   =================
     Investment at market                                $        13,679    $        63,802    $       133,950     $         8,154
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             13,679             63,802            133,950               8,154

LIABILITIES
     Accrued expenses                                                  9                 48                 76                   6
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        13,670    $        63,754    $       133,874     $         8,148
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     4,890             31,838             55,577               7,949
                                                        =================  =================  =================   =================
Unit value                                               $      2.795127    $      2.002452    $      2.408806     $      1.025120
                                                        =================  =================  =================   =================

                                                                              PHOENIX-LORD      PHOENIX-LORD        PHOENIX-MFS
                                                          PHOENIX-JANUS     ABBETT LARGE-CAP   ABBETT MID-CAP     INVESTORS GROWTH
                                                         FLEXIBLE INCOME         VALUE             VALUE               STOCK
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $         8,329    $        10,925    $        10,755     $         8,337
                                                        =================  =================  =================   =================
     Investment at market                                $         8,463    $        12,312    $        12,297     $         8,508
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                              8,463             12,312             12,297               8,508

LIABILITIES
     Accrued expenses                                                 17                  8                  8                   5
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $         8,446    $        12,304    $        12,289     $         8,503
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     3,826              4,809              4,987               3,617
                                                        =================  =================  =================   =================
Unit value                                               $      2.207705    $      2.558165    $      2.464434     $      2.351417
                                                        =================  =================  =================   =================


                                                                               PHOENIX-                               PHOENIX-
                                                                               NORTHERN           PHOENIX-            OAKHURST
                                                           PHOENIX-MFS        NASDAQ-100       OAKHURST GROWTH       STRATEGIC
                                                             VALUE             INDEX(R)          AND INCOME          ALLOCATION
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $         9,615    $         3,516    $        13,320     $        19,497
                                                        =================  =================  =================   =================
     Investment at market                                $        11,425    $         4,115    $        14,430     $        19,497
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             11,425              4,115             14,430              19,497

LIABILITIES
     Accrued expenses                                                 19                  3                  9                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        11,406    $         4,112    $        14,421     $        19,497
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     4,721              1,332              5,877               8,156
                                                        =================  =================  =================   =================
Unit value                                               $      2.416097    $      3.086385    $      2.453944     $      2.390646
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)

                                                                             PHOENIX-STATE                          FEDERATED FUND
                                                         PHOENIX-SANFORD    STREET RESEARCH                            FOR U.S.
                                                          BERNSTEIN MID-       SMALL-CAP      AIM V.I. CAPITAL        GOVERNMENT
                                                            CAP VALUE            GROWTH         APPRECIATION         SECURITIES II
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        56,341    $         4,560    $        25,341     $        46,552
                                                        =================  =================  =================   =================
     Investment at market                                $        70,063    $         4,560    $        29,923     $        46,446
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             70,063              4,560             29,923              46,446

LIABILITIES
     Accrued expenses                                                 42                  -                 20                  31
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        70,021    $         4,560    $        29,903     $        46,415
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    25,341              1,489             11,793              22,316
                                                        =================  =================  =================   =================
Unit value                                               $      2.763181    $      3.061588    $      2.535720     $      2.079883
                                                        =================  =================  =================   =================


                                                         FEDERATED HIGH
                                                          INCOME BOND
                                                            FUND II--                                               MUTUAL SHARES
                                                         PRIMARY SHARES    VIP CONTRAFUND(R)     VIP GROWTH          SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        37,989    $         7,013    $        35,187     $        11,895
                                                        =================  =================  =================   =================
     Investment at market                                $        39,562    $         8,229    $        38,849     $        13,206
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             39,562              8,229             38,849              13,206

LIABILITIES
     Accrued expenses                                                 16                  9                 18                   9
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        39,546    $         8,220    $        38,831     $        13,197
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    15,448              3,290             15,263               5,434
                                                        =================  =================  =================   =================
Unit value                                               $      2.559974    $      2.497492    $      2.544120     $      2.428486
                                                        =================  =================  =================   =================


                                                           TEMPLETON           TEMPLETON        SCUDDER VIT
                                                            FOREIGN              GROWTH        EAFE(R) EQUITY       SCUDDER VIT
                                                           SECURITIES          SECURITIES          INDEX          EQUITY 500 INDEX
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        10,654    $        14,878    $        30,290     $        23,514
                                                        =================  =================  =================   =================
     Investment at market                                $        12,445    $        14,878    $        37,588     $        27,385
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             12,445             14,878             37,588              27,385

LIABILITIES
     Accrued expenses                                                  8                  -                  2                  18
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        12,437    $        14,878    $        37,586     $        27,367
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     5,066              6,046             15,370              11,013
                                                        =================  =================  =================   =================
Unit value                                               $      2.455199    $      2.460763    $      2.445359     $      2.484910
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)

                                                                               WANGER                               WANGER U.S.
                                                                            INTERNATIONAL                             SMALLER
                                                           TECHNOLOGY         SMALL CAP         WANGER TWENTY        COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $         3,567    $         5,480    $             4     $        14,706
                                                        =================  =================  =================   =================
     Investment at market                                $         4,091    $         6,608    $             5     $        17,227
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                              4,091              6,608                  5              17,227

LIABILITIES
     Accrued expenses                                                  3                  4                  5                  11
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $         4,088    $         6,604    $             -     $        17,216
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     1,375              2,373                  -               5,827
                                                        =================  =================  =================   =================
Unit value                                               $      2.972964    $      2.782839    $             -     $      2.954397
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                                  PHOENIX-            PHOENIX-
                                                          PHOENIX-DUFF &       PHOENIX-        GOODWIN MULTI-      GOODWIN MULTI-
                                                           PHELPS REAL       GOODWIN MONEY      SECTOR FIXED        SECTOR SHORT
                                                        ESTATE SECURITIES       MARKET            INCOME             TERM BOND
                                                          SUBACCOUNT(2)       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(4)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           367    $           541    $         2,603     $           177
Expenses
     Mortality and expense fees                                       75                569                280                  26
     Indexing (gain) loss                                              2                  2                  4                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         290                (30)             2,319                 151
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     175                  -                  1                   -
Net realized gain distribution from Fund                             380                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 2,688                  -              3,293                 135
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      3,243                  -              3,294                 135
Net increase (decrease) in net assets resulting from
     operations                                          $         3,533    $           (30)   $         5,613     $           286
                                                        =================  =================  =================   =================

                                                                             PHOENIX-LORD      PHOENIX-LORD         PHOENIX-MFS
                                                          PHOENIX-JANUS    ABBETT LARGE-CAP   ABBETT MID-CAP      INVESTORS GROWTH
                                                         FLEXIBLE INCOME        VALUE              VALUE               STOCK
                                                           SUBACCOUNT        SUBACCOUNT(3)      SUBACCOUNT(3)       SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           569    $            48    $            52     $             -
Expenses
     Mortality and expense fees                                      115                 43                 44                  35
     Indexing (gain) loss                                              1                  1                  1                   1
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         453                  4                  7                 (36)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                    (477)                10                 10                 613
Net realized gain distribution from Fund                             529                 23                 63                   -
Net change in unrealized appreciation (depreciation)
      on investment                                                  127              1,387              1,542                 171
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        179              1,420              1,615                 784
Net increase (decrease) in net assets resulting from
     operations                                          $           632    $         1,424    $         1,622     $           748
                                                        =================  =================  =================   =================

                                                                                                 PHOENIX-
                                                                                                 NORTHERN             PHOENIX-
                                                           PHOENIX-MFS        PHOENIX-MFS        NASDAQ-100       OAKHURST GROWTH
                                                         INVESTORS TRUST        VALUE             INDEX(R)           AND INCOME
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(3)       SUBACCOUNT(5)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $            71    $           326    $             -     $            63
Expenses
     Mortality and expense fees                                       67                 92                 15                  26
     Indexing (gain) loss                                              -                  2                  -                   1
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                           4                232                (15)                 36
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   2,009              1,818                 18                   -
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
      on investment                                                   30              1,836                599               1,110
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      2,039              3,654                617               1,110
Net increase (decrease) in net assets resulting from
     operations                                          $         2,043    $         3,886    $           602     $         1,146
                                                        =================  =================  =================   =================


                        See Note to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                               FEDERATED FUND      FEDERATED HIGH
                                                         PHOENIX-SANFORD                          FOR U.S.           INCOME BOND
                                                          BERNSTEIN MID-   AIM V.I. CAPITAL      GOVERNMENT           FUND II --
                                                            CAP VALUE        APPRECIATION       SECURITIES II      PRIMARY SHARES
                                                          SUBACCOUNT(1)      SUBACCOUNT(2)      SUBACCOUNT(2)       SUBACCOUNT(5)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           100    $             -    $         1,183      $            -
Expenses
     Mortality and expense fees                                      356                156                270                  55
     Indexing (gain) loss                                             13                  4                  1                   1
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (269)              (160)               912                 (56)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     348                 38                  7                   -
Net realized gain distribution from Fund                           1,941                  -                153                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                13,722              4,582               (106)              1,573
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     16,011              4,620                 54               1,573
Net increase (decrease) in net assets resulting from
     operations                                          $        15,742    $         4,460    $           966     $         1,517
                                                        =================  =================  =================   =================


                                                                                                                     TEMPLETON
                                                                                                MUTUAL SHARES         FOREIGN
                                                        VIP CONTRAFUND(R)      VIP GROWTH        SECURITIES          SECURITIES
                                                           SUBACCOUNTS        SUBACCOUNT(2)     SUBACCOUNT(3)       SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $            15    $            47     $           118
Expenses
     Mortality and expense fees                                       53                119                 37                  40
     Indexing (gain) loss                                              1                  3                  5                   7
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         (54)              (107)                 5                  71
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     810                382                  6                  32
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,217              3,662              1,311               1,791
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      2,027              4,044              1,317               1,823
Net increase (decrease) in net assets resulting from
     operations                                          $         1,973    $         3,937    $         1,322     $         1,894
                                                        =================  =================  =================   =================


                                                           SCUDDER VIT
                                                          EAFE(R) EQUITY     SCUDDER VIT                           WANGER FOREIGN
                                                              INDEX        EQUITY 500 INDEX      TECHNOLOGY             FORTY
                                                          SUBACCOUNT(2)      SUBACCOUNT(2)      SUBACCOUNT(3)         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         1,190    $           190    $             -     $            10
Expenses
     Mortality and expense fees                                        -                138                 15                  73
     Indexing (gain) loss                                            237                  3                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         953                 49                (15)                (63)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     290                 14                 33               4,692
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 7,298              3,871                524                  (4)
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      7,588              3,885                557               4,688
Net increase (decrease) in net assets resulting from
     operations                                          $         8,541    $         3,934    $           542     $         4,625
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                              WANGER                             WANGER U.S.
                                                          INTERNATIONAL                           SMALLER
                                                            SMALL CAP         WANGER TWENTY      COMPANIES
                                                            SUBACCOUNT         SUBACCOUNT       SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------
Investment income
     Distributions                                       $             -    $             -    $             -
Expenses
     Mortality and expense fees                                       13                 34                 56
     Indexing (gain) loss                                              1                  1                  2
                                                        -----------------  -----------------  -----------------
Net investment income (loss)                                         (14)               (35)               (58)
                                                        -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       1              1,103                 32
Net realized gain distribution from Fund                               -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,128                 13              2,521
                                                        -----------------  -----------------  -----------------
Net gain (loss) on investment                                      1,129              1,116              2,553
Net increase (decrease) in net assets resulting from
     operations                                          $         1,115    $         1,081    $         2,495
                                                        =================  =================  =================




Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception January 9, 2003 to December 31, 2003.
(2) From inception January 10, 2003 to December 31, 2003.
(3) From inception June 18, 2003 to December 31, 2003.
(4) From inception July 25, 2003 to December 31, 2003.
(5) From inception August 1, 2003 to December 31, 2003.
(6) From inception August 11, 2003 to December 31, 2003.


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                                  PHOENIX-           PHOENIX-
                                                          PHOENIX-DUFF &    PHOENIX-GOODWIN    GOODWIN MULTI-     GOODWIN MULTI-
                                                           PHELPS REAL          MONEY           SECTOR FIXED       SECTOR SHORT
                                                        ESTATE SECURITIES       MARKET             INCOME            TERM BOND
                                                          SUBACCOUNT(2)       SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(4)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           290    $           (30)   $         2,319    $           151
     Net realized gain (loss)                                        555                  -                  1                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                            2,688                  -              3,293                135
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             3,533                (30)             5,613                286
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         12,279             41,194                  -                  -
     Participant transfers                                        (1,962)           (52,183)           127,084              7,862
     Participant withdrawals                                        (180)              (255)                 -                  -
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            10,137            (11,244)           127,084              7,862
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                        13,670            (11,274)           132,697              8,148

NET ASSETS

     Beginning of period                                               -             75,028              1,177                  -
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $        13,670    $        63,754    $       133,874    $         8,148
                                                        =================  =================  =================  =================

                                                                             PHOENIX-LORD      PHOENIX-LORD        PHOENIX-MFS
                                                          PHOENIX-JANUS    ABBETT LARGE-CAP   ABBETT MID-CAP     INVESTORS GROWTH
                                                         FLEXIBLE INCOME        VALUE              VALUE              STOCK
                                                           SUBACCOUNT        SUBACCOUNT(3)      SUBACCOUNT(3)      SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           453    $             4    $             7    $           (36)
     Net realized gain (loss)                                         52                 33                 73                613
     Net change in unrealized appreciation (depreciation)
         on investments                                              127              1,387              1,542                171
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               632              1,424              1,622                748
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          7,706             10,665             10,661              7,704
     Participant transfers                                          (452)               215                 15                219 ++
     Participant withdrawals                                        (184)                 -                 (9)              (168)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             7,070             10,880             10,667              7,755
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         7,702             12,304             12,289              8,503

NET ASSETS

     Beginning of period                                             744                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $         8,446    $        12,304    $        12,289    $         8,503
                                                        =================  =================  =================  =================


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                 PHOENIX-
                                                                                                 NORTHERN            PHOENIX-
                                                           PHOENIX-MFS        PHOENIX-MFS        NASDAQ-100       OAKHURST GROWTH
                                                         INVESTORS TRUST        VALUE             INDEX(R)           AND INCOME
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(3)       SUBACCOUNT(5)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $             4    $           232    $           (15)    $            36
     Net realized gain (loss)                                      2,009              1,818                 18                   -
     Net change in unrealized appreciation (depreciation)
         on investments                                               30              1,836                599               1,110
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             2,043              3,886                602               1,146
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -              3,552                   -
     Participant transfers                                        (2,613)             6,900                (39)             13,275
     Participant withdrawals                                           -                  -                 (3)                  -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (2,613)             6,900              3,510              13,275
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                          (570)            10,786              4,112              14,421

NET ASSETS
     Beginning of period                                             570                620                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $             -    $        11,406    $         4,112     $        14,421
                                                        =================  =================  =================   =================


                                                            PHOENIX-                           PHOENIX-STATE
                                                            OAKHURST        PHOENIX-SANFORD    STREET RESEARCH
                                                           STRATEGIC        BERNSTEIN MID-       SMALL-CAP        AIM V.I. CAPITAL
                                                           ALLOCATION         CAP VALUE            GROWTH           APPRECIATION
                                                          SUBACCOUNT(7)      SUBACCOUNT(1)      SUBACCOUNT(7)       SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $             -    $          (269)   $             -     $          (160)
     Net realized gain (loss)                                          -              2,289                  -                  38
     Net change in unrealized appreciation (depreciation)
         on investments                                                -             13,722                  -               4,582
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations                 -             15,742                  -               4,460
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -             52,997                  -              27,094
     Participant transfers                                        19,497              1,756              4,560              (1,316)
     Participant withdrawals                                           -               (474)                 -                (335)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            19,497             54,279              4,560              25,443
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        19,497             70,021              4,560              29,903

NET ASSETS
     Beginning of period                                               -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        19,497    $        70,021    $         4,560     $        29,903
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         FEDERATED FUND      FEDERATED HIGH
                                                            FOR U.S.           INCOME BOND
                                                           GOVERNMENT            FUND II
                                                          SECURITIES II      PRIMARY SHARES   VIP CONTRAFUND(R)      VIP GROWTH
                                                          SUBACCOUNT(2)       SUBACCOUNT(5)      SUBACCOUNT         SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           912    $           (56)   $           (54)    $          (107)
     Net realized gain (loss)                                        160                  -                810                 382
     Net change in unrealized appreciation (depreciation)
         on investments                                             (106)             1,573              1,217               3,662
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations               966              1,517              1,973               3,937
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         43,054             16,470              7,109              16,855
     Participant transfers                                         3,201             21,559             (1,068)             18,207
     Participant withdrawals                                        (806)                 -                 (7)               (168)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            45,449             38,029              6,034              34,894
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        46,415             39,546              8,007              38,831

NET ASSETS
     Beginning of period                                               -                  -                213                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        46,415    $        39,546    $         8,220     $        38,831
                                                        =================  =================  =================   =================


                                                                               TEMPLETON         TEMPLETON          SCUDDER VIT
                                                          MUTUAL SHARES         FOREIGN            GROWTH          EAFE(R) EQUITY
                                                           SECURITIES          SECURITIES        SECURITIES            INDEX
                                                          SUBACCOUNT(3)       SUBACCOUNT(3)     SUBACCOUNT(7)       SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $             5    $            71    $             -     $           953
     Net realized gain (loss)                                          6                 32                  -                 290
     Net change in unrealized appreciation (depreciation)
         on investments                                            1,311              1,791                  -               7,298
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             1,322              1,894                  -               8,541
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         11,733             10,788                  -              32,603
     Participant transfers                                           142               (245)            14,878              (2,967)
     Participant withdrawals                                           -                  -                  -                (591)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            11,875             10,543             14,878              29,045
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        13,197             12,437             14,878              37,586

NET ASSETS
     Beginning of period                                               -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        13,197    $        12,437    $        14,878    $         37,586
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                      WANGER
                                                           SCUDDER VIT                         WANGER FOREIGN       INTERNATIONAL
                                                         EQUITY 500 INDEX      TECHNOLOGY          FORTY              SMALL CAP
                                                           SUBACCOUNT(2)      SUBACCOUNT(3)      SUBACCOUNT         SUBACCOUNT(6)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $            49    $           (15)   $           (63)    $           (14)
     Net realized gain (loss)                                         14                 33              4,692                   1
     Net change in unrealized appreciation (depreciation)
         on investments                                            3,871                524                 (4)              1,128
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             3,934                542              4,625               1,115
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         24,560              3,552                  -               5,489
     Participant transfers                                          (789)                 1             (5,270)                  -
     Participant withdrawals                                        (338)                (7)                 -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            23,433              3,546             (5,270)              5,489
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        27,367              4,088               (645)              6,604

NET ASSETS
     Beginning of period                                               -                  -                645                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        27,367    $         4,088    $             -     $         6,604
                                                        =================  =================  =================   =================



                                                                              WANGER U.S.
                                                                                SMALLER
                                                          WANGER TWENTY        COMPANIES
                                                           SUBACCOUNT        SUBACCOUNT(3)
                                                        -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           (35)   $           (58)
     Net realized gain (loss)                                      1,103                 32
     Net change in unrealized appreciation (depreciation)
         on investments                                               13              2,521
                                                        -----------------  -----------------
     Net increase (decrease) resulting from operations             1,081              2,495
                                                        -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -             15,237
     Participant transfers                                        (1,368)              (514)
     Participant withdrawals                                           -                 (2)
                                                        -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (1,368)            14,721
                                                        -----------------  -----------------
     Net increase (decrease) in net assets                          (287)            17,216

NET ASSETS
     Beginning of period                                             287                  -
                                                        -----------------  -----------------
     End of period                                       $             -    $        17,216
                                                        =================  =================


++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception January 9, 2003 to December 31, 2003.
(2) From inception January 10, 2003 to December 31, 2003.
(3) From inception June 18, 2003 to December 31, 2003.
(4) From inception July 25, 2003 to December 31, 2003.
(5) From inception August 1, 2003 to December 31, 2003.
(6) From inception August 11, 2003 to December 31, 2003.
(7) From inception December 31, 2003 to December 31, 2003.


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                              PHOENIX-
                                                            PHOENIX-        GOODWIN MULTI-
                                                          GOODWIN MONEY      SECTOR FIXED       PHOENIX-JANUS         PHOENIX-MFS
                                                             MARKET             INCOME         FLEXIBLE INCOME      INVESTOR TRUST
                                                          SUBACCOUNT(1)      SUBACCOUNT(2)       SUBACCOUNT(2)       SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------   ------------------

FROM OPERATIONS
     Net investment income (loss)                        $            24    $            14    $             8    $              2
     Net realized gain (loss)                                          -                  -                  2                   -
     Net unrealized appreciation (depreciation)                        -                  9                  7                 (30)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations                24                 23                 17                 (28)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         75,004                  -                  -                   -
     Participant transfers                                             -              1,154                727                 598
     Participant withdrawals                                           -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            75,004              1,154                727                 598
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        75,028              1,177                744                 570

NET ASSETS
     Beginning of period                                               -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        75,028    $         1,177    $           744     $           570
                                                        =================  =================  =================   =================


                                                          PHOENIX-MFS                          WANGER FOREIGN
                                                             VALUE         VIP CONTRAFUND(R)         FORTY           WANGER TWENTY
                                                          SUBACCOUNT(2)      SUBACCOUNT(2)       SUBACCOUNT(2)       SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------   ------------------
FROM OPERATIONS
     Net investment income (loss)                        $             5    $             -    $             -     $             -
     Net realized gain (loss)                                          -                  -                  -                   -
     Net unrealized appreciation (depreciation)                      (26)                (1)                 4                 (12)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations               (21)                (1)                 4                 (12)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                           641                214                641                 299
     Participant withdrawals                                           -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               641                214                641                 299
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                           620                213                645                 287

NET ASSETS
     Beginning of period                                               -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $           620    $           213    $           645    $            287
                                                        =================  =================  =================   =================


Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1)  From inception November 26, 2002 to December 31, 2002.
(2) From inception December 2, 2002 to December 31, 2002.


                       See Notes to Financial Statements
                                      SA-11

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 54 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account ("GIA") or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

---------------------------------------------------------------------------------------------------------------------------
                        SERIES NAME                                              INVESTMENT OBJECTIVE
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Aberdeen International Series                        High total return consistent with reasonable risk
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                            Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series             High total return
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series             Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series          Capital appreciation and income with approximately equal
                                                             emphasis
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                       Intermediate and long-term growth of capital appreciation
                                                             with income as a secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series               Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series             Long-term total return
------------------------------------------------------------ --------------------------------------------------------------
                                                             To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series          changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Janus Flexible Income Series                         Maximum total return consistent with the preservation of
                                                             capital
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                        Long-term capital appreciation with dividend income as a
                                                             secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                 Long-term capital appreciation with dividend income as a
                                                             secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard International Equity Select Series            Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                        Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                         Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                    High current income and long-term capital appreciation to
                                                             produce a high total return
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                   Capital appreciation with income as a secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                     Capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                    Long-term growth of capital and future income rather than
                                                             current income
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Investors Trust Series                           Long-term growth of capital; secondarily to provide
                                                             reasonable current income
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Value Series                                     Capital appreciation and reasonable income
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Northern Dow 30 Series                               To track the total return of the Dow Jones Industrial
                                                             Average(SM) before fund expenses
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                  To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                    Dividend growth, current income and capital appreciation
---------------------------------------------------------------------------------------------------------------------------

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------------
                        SERIES NAME                                              INVESTMENT OBJECTIVE
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                 High total return over an extended period of time consistent with prudent investment risk
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                         Long-term capital appreciation with current income as a
                                                             secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                Long-term capital growth through investment in equity
                                                             securities of foreign and U.S. companies
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series               Long-term capital appreciation with current income as a
                                                             secondary investment objective
------------------------------------------------------------ --------------------------------------------------------------
                                                             Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series             small-capitalization stocks that appear to be undervalued
                                                             with current income as a secondary investment objective
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                         Capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                        Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series        Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                           Growth of capital
------------------------------------------------------------ --------------------------------------------------------------
AIM V.I. Premier Equity Fund                                 Long-term growth of capital with income as a secondary
                                                             objective
------------------------------------------------------------ --------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Federated Fund for U.S. Government Securities II             Current income by investing primarily in a diversified
                                                             portfolio or U.S. government securities
------------------------------------------------------------ --------------------------------------------------------------
                                                             High current income by investing primarily in a
Federated High Income Bond Fund II                           professionally managed, diversified portfolio of fixed
                                                             income securities
------------------------------------------------------------ --------------------------------------------------------------
VIP Contrafund(R) Portfolio                                  Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
VIP Growth Opportunities Portfolio                           Capital growth
------------------------------------------------------------ --------------------------------------------------------------
VIP Growth Portfolio                                         Capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Mutual Shares Securities Fund                                Capital appreciation with income as a secondary goal
------------------------------------------------------------ --------------------------------------------------------------
Templeton Foreign Securities Fund                            Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
Templeton Growth Securities Fund                             Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
                                                             To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                               instruments or futures contract on a specified debt instrument.
                                                             The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond
------------------------------------------------------------ --------------------------------------------------------------
                                                             To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current
Rydex Variable Trust Nova Fund                               benchmark is 150% of the performance of the S&P 500(R) Index
                                                             (the "underlying index")
------------------------------------------------------------ --------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                    Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
                                                             Match the performance of the Morgan Stanley Capital
                                                             International EAFE(R) Index which emphasizes stocks of
Scudder VIT EAFE(R) Equity Index Fund                        companies in major markets in Europe, Australasia and the
                                                             Far East
------------------------------------------------------------ --------------------------------------------------------------
                                                             Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                            Stock Price Index which emphasizes stocks of large U.S.
                                                             companies
------------------------------------------------------------ --------------------------------------------------------------
Technology Portfolio                                         Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Wanger Foreign Forty                                         Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Wanger International Small Cap                               Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Wanger Twenty                                                Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Wanger U.S. Smaller Companies                                Long-term growth of capital
---------------------------------------------------------------------------------------------------------------------------

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Duff & Phelps Real Estate Securities Series               $           13,029                     $          2,213
      Phoenix-Goodwin Money Market Series                                           72,263                               83,531
      Phoenix-Goodwin Multi-Sector Fixed Income Series                             129,665                                  187
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                            8,040                                   21
      Phoenix-Janus Flexible Income Series                                          34,048                               25,979
      Phoenix-Lord Abbett Large-Cap Value Series                                    11,234                                  319
      Phoenix-Lord Abbett Mid-Cap Value Series                                      11,140                                  395
      Phoenix-MFS Investors Growth Stock Series                                     16,042                                8,318
      Phoenix-MFS Investors Trust Series                                            13,704                               16,304
      Phoenix-MFS Value Series                                                      25,236                               18,085
      Phoenix-Northern Nasdaq-100 Index(R) Series                                    3,709                                  211
      Phoenix-Oakhurst Growth and Income Series                                     13,337                                   17
      Phoenix-Oakhurst Strategic Allocation Series                                  19,497                                    -
      Phoenix-Sanford Bernstein Mid-Cap Value Series                                60,726                                4,733
      Phoenix-State Street Research Small-Cap Growth Series                          4,560                                    -

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                                $           27,261                     $          1,958

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                              47,592                                1,047
      Federated High Income Bond Fund II -- Primary Shares                          38,027                                   38

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                   12,100                                6,111
      VIP Growth Portfolio                                                          43,480                                8,675

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                 12,091                                  202
      Templeton Foreign Securities Fund                                             11,041                                  419
      Templeton Growth Securities Fund                                              14,878                                    -

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                         33,795                                3,795
      Scudder VIT Equity 500 Index Fund                                             24,752                                1,252

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                           3,809                                  275

WANGER ADVISORS TRUST
---------------------
      Wanger Foreign Forty                                                          14,262                               19,595
      Wanger International Small Cap                                                 5,491                                   12
      Wanger Twenty                                                                  6,652                                8,050
      Wanger U.S. Smaller Companies                                                 15,497                                  823

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2003 and 2002 follows:

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(4)
     Accumulation units outstanding                                                                     4,890                -
     Unit value                                                                                     $2.795127                -
     Net assets (thousands)                                                                               $14                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                        2.89% (10)           -
     Total return                                                                                      39.52%                -


     PHOENIX-GOODWIN MONEY MARKET SERIES(1)
     Accumulation units outstanding                                                                    31,838           37,441
     Unit value                                                                                     $2.002452        $2.003869
     Net assets (thousands)                                                                               $64              $75
     Mortality and expense ratio                                                                        0.75%            0.75% (10)
     Net investment income ratio                                                                       (0.04%)           0.33% (10)
     Total return                                                                                      (0.07%)           0.03%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(2)
     Accumulation units outstanding                                                                    55,577              556
     Unit value                                                                                     $2.408806        $2.118261
     Net assets (thousands)                                                                              $134               $1
     Mortality and expense ratio                                                                        0.75%            0.75% (10)
     Net investment income ratio                                                                        6.21%           15.13% (10)
     Total return                                                                                      13.72%            2.05%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(6)
     Accumulation units outstanding                                                                     7,949                -
     Unit value                                                                                     $1.025120                -
     Net assets (thousands)                                                                                $8                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                        4.36% (10)           -
     Total return                                                                                       3.64%                -


     PHOENIX-JANUS FLEXIBLE INCOME SERIES(2)
     Accumulation units outstanding                                                                     3,826              356
     Unit value                                                                                     $2.207705        $2.090823
     Net assets (thousands)                                                                                $8               $1
     Mortality and expense ratio                                                                        0.75%            0.75% (10)
     Net investment income ratio                                                                        2.96%           13.70% (10)
     Total return                                                                                       5.59%            2.35%

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(5)
     Accumulation units outstanding                                                                     4,809                -
     Unit value                                                                                     $2.558165                -
     Net assets (thousands)                                                                               $12                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                        0.07% (10)           -
     Total return                                                                                      12.80%                -


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(5)
     Accumulation units outstanding                                                                     4,987                -
     Unit value                                                                                     $2.464434                -
     Net assets (thousands)                                                                               $12                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                        0.12% (10)           -
     Total return                                                                                      14.97%                -


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(4)
     Accumulation units outstanding                                                                     3,617                -
     Unit value                                                                                     $2.351417                -
     Net assets (thousands)                                                                                $9                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                       (0.77%)(10)           -
     Total return                                                                                      14.00%                -


     PHOENIX-MFS INVESTORS TRUST SERIES(2)
     Accumulation units outstanding                                                                         -              290
     Unit value                                                                                             -        $1.969249
     Net assets (thousands)                                                                                 -               $1
     Mortality and expense ratio                                                                            -            0.75% (10)
     Net investment income ratio                                                                            -            4.33% (10)
     Total return                                                                                           -           (4.69%)


     PHOENIX-MFS VALUE SERIES(2)
     Accumulation units outstanding                                                                     4,721              318
     Unit value                                                                                     $2.416097        $1.949851
     Net assets (thousands)                                                                               $11               $1
     Mortality and expense ratio                                                                        0.75%            0.75% (10)
     Net investment income ratio                                                                        1.90%           10.04% (10)
     Total return                                                                                      23.91%           (3.30%)

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(5)
     Accumulation units outstanding                                                                     1,332                -
     Unit value                                                                                     $3.086385                -
     Net assets (thousands)                                                                                $4                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                       (0.77%)(10)           -
     Total return                                                                                      16.90%                -


     PHOENIX-OAKHURST GROWTH AND INCOME SERIES(7)
     Accumulation units outstanding                                                                     5,877                -
     Unit value                                                                                     $2.453944                -
     Net assets (thousands)                                                                               $14                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                        1.06% (10)           -
     Total return                                                                                      14.27%                -


     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(9)
     Accumulation units outstanding                                                                     8,156                -
     Unit value                                                                                     $2.390646                -
     Net assets (thousands)                                                                               $19                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                            -                -
     Total return                                                                                           -                -


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(3)
     Accumulation units outstanding                                                                    25,341                -
     Unit value                                                                                     $2.763181                -
     Net assets (thousands)                                                                               $70                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                       (0.57%)(10)           -
     Total return                                                                                      34.46%                -


     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(9)
     Accumulation units outstanding                                                                     1,489                -
     Unit value                                                                                     $3.061588                -
     Net assets (thousands)                                                                                $5                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                            -                -
     Total return                                                                                           -                -

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(4)
     Accumulation units outstanding                                                                    11,793                -
     Unit value                                                                                     $2.535720                -
     Net assets (thousands)                                                                               $30                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                       (0.77%)(10)           -
     Total return                                                                                      21.62%                -


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(4)
     Accumulation units outstanding                                                                    22,316                -
     Unit value                                                                                     $2.079883                -
     Net assets (thousands)                                                                               $46                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                        2.53% (10)           -
     Total return                                                                                       2.13%                -


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(7)
     Accumulation units outstanding                                                                    15,448                -
     Unit value                                                                                     $2.559974                -
     Net assets (thousands)                                                                               $40                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                       (0.77%)(10)           -
     Total return                                                                                       8.96%                -


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(2)
     Accumulation units outstanding                                                                     3,290              108
     Unit value                                                                                     $2.497492        $1.960498
     Net assets (thousands)                                                                                $8               $0 (11)
     Mortality and expense ratio                                                                        0.75%            0.75% (10)
     Net investment income ratio                                                                       (0.76%)               -
     Total return                                                                                      27.39%           (0.45%)


     VIP GROWTH PORTFOLIO(4)
     Accumulation units outstanding                                                                    15,263                -
     Unit value                                                                                     $2.544120                -
     Net assets (thousands)                                                                               $39                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                       (0.67%)(10)           -
     Total return                                                                                      24.96%                -

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(5)
     Accumulation units outstanding                                                                     5,434                -
     Unit value                                                                                     $2.428486                -
     Net assets (thousands)                                                                               $13                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                        0.10% (10)           -
     Total return                                                                                      12.06%                -


     TEMPLETON FOREIGN SECURITIES FUND(5)
     Accumulation units outstanding                                                                     5,066                -
     Unit value                                                                                     $2.455199                -
     Net assets (thousands)                                                                               $12                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                        1.35% (10)           -
     Total return                                                                                      18.02%                -


     TEMPLETON GROWTH SECURITIES FUND(9)
     Accumulation units outstanding                                                                     6,046                -
     Unit value                                                                                     $2.460763                -
     Net assets (thousands)                                                                               $15                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                            -                -
     Total return                                                                                           -                -


SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(4)
     Accumulation units outstanding                                                                    15,370                -
     Unit value                                                                                     $2.445359                -
     Net assets (thousands)                                                                               $38                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                        3.34% (10)           -
     Total return                                                                                      29.77%                -


     SCUDDER VIT EQUITY 500 INDEX FUND(4)
     Accumulation units outstanding                                                                    11,013                -
     Unit value                                                                                     $2.484910                -
     Net assets (thousands)                                                                               $27                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                        0.27% (10)           -
     Total return                                                                                      20.66%                -

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(5)
     Accumulation units outstanding                                                                     1,375                -
     Unit value                                                                                     $2.972964                -
     Net assets (thousands)                                                                                $4                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                       (0.77%)(10)           -
     Total return                                                                                      15.04%                -


WANGER ADVISORS TRUST
---------------------
     WANGER FOREIGN FORTY(2)
     Accumulation units outstanding                                                                         -              330
     Unit value                                                                                             -        $1.950663
     Net assets (thousands)                                                                                 -               $1
     Mortality and expense ratio                                                                            -            0.75% (10)
     Net investment income ratio                                                                            -                -
     Total return                                                                                           -            0.25%


     WANGER INTERNATIONAL SMALL CAP(8)
     Accumulation units outstanding                                                                     2,373                -
     Unit value                                                                                     $2.782839                -
     Net assets (thousands)                                                                                $7                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                       (0.78%)(10)           -
     Total return                                                                                      23.57%                -


     WANGER TWENTY(2)
     Accumulation units outstanding                                                                         -              139
     Unit value                                                                                             -        $2.067020
     Net assets (thousands)                                                                                 -               $0 (11)
     Mortality and expense ratio                                                                            -            0.75% (10)
     Net investment income ratio                                                                            -                -
     Total return                                                                                           -           (4.11%)

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2003             2002
----------                                                                                       -------------    -------------
     WANGER U.S. SMALLER COMPANIES(5)
     Accumulation units outstanding                                                                     5,827                -
     Unit value                                                                                     $2.954397                -
     Net assets (thousands)                                                                               $17                -
     Mortality and expense ratio                                                                        0.75% (10)           -
     Net investment income ratio                                                                       (0.78%)(10)           -
     Total return                                                                                      20.56%                -








MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception November 26, 2002 to December 31, 2002.
(2) From inception December 2, 2002 to December 31, 2002.
(3) From inception January 9, 2003 to December 31, 2003.
(4) From inception January 10, 2003 to December 31, 2003.
(5) From inception June 18, 2003 to December 31, 2003.
(6) From inception July 25, 2003 to December 31, 2003.
(7) From inception August 1, 2003 to December 31, 2003.
(8) From inception August 11, 2003 to December 31, 2003.
(9) From inception December 31, 2003 to December 31, 2003.
(10) Annualized.
(11) Net Assets are less than $1,000.

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                      SUBACCOUNT
                                                        ----------------------------------------------------------------------------

                                                                                                 PHOENIX-              PHOENIX-
                                                          PHOENIX-DUFF &       PHOENIX-        GOODWIN MULTI-       GOODWIN MULTI-
                                                           PHELPS REAL       GOODWIN MONEY      SECTOR FIXED        SECTOR SHORT
                                                        ESTATE SECURITIES       MARKET             INCOME            TERM BOND
                                                             SERIES             SERIES             SERIES              SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                    -             37,441                556                   -
Participant deposits                                               5,696             20,554                  -                   -
Participant transfers                                               (716)           (26,030)            55,021               7,949
Participant withdrawals                                              (90)              (127)                 -                   -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                      4,890             31,838             55,577               7,949
                                                        ============================================================================

                                                                              PHOENIX-LORD      PHOENIX-LORD        PHOENIX-MFS
                                                          PHOENIX-JANUS     ABBETT LARGE-CAP   ABBETT MID-CAP     INVESTORS GROWTH
                                                         FLEXIBLE INCOME        VALUE              VALUE               STOCK
                                                             SERIES             SERIES             SERIES              SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                  356                  -                  -                   -
Participant deposits                                               3,721              4,709              4,972               3,735
Participant transfers                                               (163)               100                 18                 (31)
Participant withdrawals                                              (88)                 -                 (3)                (87)
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                      3,826              4,809              4,987               3,617
                                                        ============================================================================

                                                                                                 PHOENIX-
                                                                                                 NORTHERN             PHOENIX-
                                                           PHOENIX-MFS       PHOENIX-MFS        NASDAQ-100         OAKHURST GROWTH
                                                         INVESTORS TRUST        VALUE            INDEX(R)            AND INCOME
                                                             SERIES             SERIES            SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                  290                318                  -                   -
Participant deposits                                                   -                  -              1,346                   -
Participant transfers                                               (290)             4,403                (14)              5,877
Participant withdrawals                                                -                  -                  -                  -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                          -              4,721              1,332               5,877
                                                        ============================================================================

                                                            PHOENIX-                            PHOENIX-STATE
                                                            OAKHURST       PHOENIX-SANFORD     STREET RESEARCH
                                                           STRATEGIC        BERNSTEIN MID-       SMALL-CAP         AIM V.I. CAPITAL
                                                           ALLOCATION         CAP VALUE           GROWTH             APPRECIATION
                                                             SERIES            SERIES             SERIES                 FUND
                                                        -----------------  -----------------  -----------------   -----------------

Accumulation units outstanding, beginning of period                    -                  -                  -                   -
Participant deposits                                                   -             25,003                  -              12,488
Participant transfers                                              8,156                585              1,489                (521)
Participant withdrawals                                                -               (247)                 -                (174)
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                      8,156             25,341              1,489              11,793
                                                        ============================================================================

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                      SUBACCOUNT
                                                        ----------------------------------------------------------------------------

                                                         FEDERATED FUND    FEDERATED HIGH
                                                             FOR U.S.        INCOME BOND
                                                           GOVERNMENT        FUND II --       VIP CONTRAFUND(R)      VIP GROWTH
                                                          SECURITIES II     PRIMARY SHARES        PORTFOLIO           PORTFOLIO
                                                        -----------------  -----------------  -----------------   ------------------
Accumulation units outstanding, beginning of period                    -                  -                108                   -
Participant deposits                                              21,156              6,909              3,242               7,671
Participant transfers                                              1,553              8,539                (57)              7,681
Participant withdrawals                                             (393)                 -                 (3)                (89)
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     22,316             15,448              3,290              15,263
                                                        ============================================================================
                                                                               TEMPLETON          TEMPLETON         SCUDDER VIT
                                                                                FOREIGN            GROWTH          EAFE(R) EQUITY
                                                          MUTUAL SHARES        SECURITIES        SECURITIES            INDEX
                                                         SECURITIES FUND          FUND              FUND               FUND
                                                        -----------------  -----------------  -----------------   ------------------
Accumulation units outstanding, beginning of period                    -                  -                  -                   -
Participant deposits                                               5,369              5,180                  -              16,985
Participant transfers                                                 65               (114)             6,046              (1,287)
Participant withdrawals                                                -                  -                  -                (328)
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                      5,434              5,066              6,046              15,370
                                                        ============================================================================

                                                           SCUDDER VIT                                                 WANGER
                                                        EQUITY 500 INDEX      TECHNOLOGY       WANGER FOREIGN       INTERNATIONAL
                                                               FUND            PORTFOLIO           FORTY              SMALL CAP
                                                        -----------------  -----------------  -----------------   ------------------
Accumulation units outstanding, beginning of period                    -                  -                330                   -
Participant deposits                                              11,520              1,376                  -               2,373
Participant transfers                                               (331)                 1               (330)                  -
Participant withdrawals                                             (176)                (2)                 -                   -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     11,013              1,375                  -               2,373
                                                        ============================================================================

                                                                                WANGER U.S.
                                                                                 SMALLER
                                                           WANGER TWENTY        COMPANIES
                                                         -----------------  -----------------
Accumulation units outstanding, beginning of period                  139                  -
Participant deposits                                                   -              6,030
Participant transfers                                               (139)              (203)
Participant withdrawals                                                -                  -
                                                        -------------------------------------
Accumulation units outstanding, end of period                          -              5,827
                                                        =====================================

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                      SUBACCOUNT
                                                        ----------------------------------------------------------------------------

                                                                              PHOENIX-
                                                            PHOENIX-       GOODWIN MULTI-      PHOENIX-JANUS         PHOENIX-MFS
                                                          GOODWIN MONEY     SECTOR FIXED      FLEXIBLE INCOME      INVESTOR TRUST
                                                          MARKET SERIES     INCOME SERIES          SERIES               SERIES
                                                        -----------------  -----------------  -----------------   ------------------
Units outstanding, beginning of period                                 -                  -                  -                   -
Participant deposits                                              37,441                  -                  -                   -
Participant transfers                                                  -                556                356                 290
Participant withdrawals                                                -                  -                  -                   -
                                                        ----------------------------------------------------------------------------
Units outstanding, end of period                                  37,441                556                356                 290
                                                        ============================================================================


                                                          PHOENIX-MFS      VIP CONTRAFUND(R)   WANGER FOREIGN
                                                          VALUE SERIES         PORTFOLIO           FORTY            WANGER TWENTY
                                                        -----------------  -----------------  -----------------   ------------------
Units outstanding, beginning of period                                 -                  -                  -                   -
Participant deposits                                                   -                  -                  -                   -
Participant transfers                                                318                108                330                 139
Participant withdrawals                                                -                  -                  -                   -
                                                        ----------------------------------------------------------------------------
Units outstanding, end of period                                     318                108                330                 139
                                                        ============================================================================

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .625% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   PEPCO is the principal underwriter and distributor for the Account. PEPCO is reimbursed for its distribution and underwriting expenses by PHL Variable.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS


PRICEWATERHOUSECOOPERS [logo]


To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Asset Manager (Death Benefit Option 2)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Asset Manager (Death Benefit Option 2)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP

Hartford, Connecticut
March 19, 2004

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2003 AND 2002

                                TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                                 ----------

Report of Independent Auditors.............................................................................         F-3

Balance Sheet as of December 31, 2003 and 2002.............................................................         F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended 2003, 2002 and 2001..................................................................         F-5

Statement of Cash Flows for the years ended 2003, 2002 and 2001............................................         F-6

Notes to Financial Statements..............................................................................       F-7-F-20

PRICEWATERHOUSECOOPERS [LOGO]


                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl Street
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590





                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP


March 9, 2004

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                           DECEMBER 31, 2003 AND 2002

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $  3,087,957     $  2,388,189
Equity securities, at fair value..........................................................          8,687           33,121
Policy loans, at unpaid principal balances................................................          1,753            1,335
Other investments.........................................................................         20,314           10,166
                                                                                            ---------------  ---------------
Total investments.........................................................................      3,118,711        2,432,811
Cash and cash equivalents.................................................................         80,972          473,246
Accrued investment income.................................................................         26,817           18,768
Deferred policy acquisition costs.........................................................        372,609          255,677
Other general account assets..............................................................         23,611           45,105
Separate account assets...................................................................      2,010,134        1,157,913
                                                                                            ---------------  ---------------
TOTAL ASSETS..............................................................................   $  5,632,854     $  4,383,520
                                                                                            ===============  ===============

LIABILITIES:
Policyholder deposit funds................................................................   $  2,760,567     $  2,557,428
Policy liabilities and accruals...........................................................        235,484          124,925
Deferred income taxes.....................................................................         55,926           38,993
Other general account liabilities.........................................................         42,959           33,352
Separate account liabilities..............................................................      2,010,134        1,157,913
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.........................................................................      5,105,070        3,912,611
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued................          2,500            2,500
Additional paid-in capital................................................................        484,234          444,234
Retained earnings.........................................................................         16,196            1,547
Accumulated other comprehensive income....................................................         24,854           22,628
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................        527,784          470,909
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................   $  5,632,854     $  4,383,520
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                2003            2002              2001
                                                                          ---------------  ---------------   ---------------

REVENUES:
Premiums................................................................   $      5,829     $      4,372      $      5,129
Insurance and investment product fees...................................         65,529           46,915            32,379
Investment income, net of expenses......................................        133,531           92,472            30,976
Net realized investment gains (losses)..................................            768          (16,167)           (1,196)
                                                                          ---------------  ---------------   ---------------
TOTAL REVENUES..........................................................        205,657          127,592            67,288
                                                                          ---------------  ---------------   ---------------

BENEFITS AND EXPENSES:
Policy benefits.........................................................        127,311           98,915            39,717
Policy acquisition cost amortization....................................         20,040           23,182             8,477
Other operating expenses................................................         35,288           27,386            15,305
                                                                          ---------------  ---------------   ---------------
TOTAL BENEFITS AND EXPENSES.............................................        182,639          149,483            63,499
                                                                          ---------------  ---------------   ---------------
Income (loss) before income taxes.......................................         23,018          (21,891)            3,789
Applicable income taxes (benefit).......................................          8,369           (8,635)              539
                                                                          ---------------  ---------------   ---------------
NET INCOME (LOSS).......................................................   $     14,649     $    (13,256)     $      3,250
                                                                          ===============  ===============   ===============

COMPREHENSIVE INCOME:
NET INCOME (LOSS).......................................................   $     14,649     $    (13,256)     $      3,250
                                                                          ---------------  ---------------   ---------------
Net unrealized investment gains.........................................          2,561           18,522             2,022
Net unrealized derivative instruments gains (losses)....................           (335)           2,147              (334)
                                                                          ---------------  ---------------   ---------------
OTHER COMPREHENSIVE INCOME..............................................          2,226           20,669             1,688
                                                                          ---------------  ---------------   ---------------
COMPREHENSIVE INCOME....................................................   $     16,875     $      7,413      $      4,938
                                                                          ===============  ===============   ===============

ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent.......................................   $     40,000     $    259,370     $    105,000

RETAINED EARNINGS:
Net income (loss).......................................................         14,649          (13,256)           3,250

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income..............................................          2,226           20,669            1,688
                                                                          ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................         56,875          266,783          109,938
Stockholder's equity, beginning of year.................................        470,909          204,126           94,188
                                                                          ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR.......................................   $    527,784     $    470,909     $    204,126
                                                                          ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                2003             2002              2001
                                                                           ---------------  ---------------   ---------------

OPERATING ACTIVITIES:
Net income (loss).......................................................    $     14,649     $    (13,256)     $      3,250
Net realized investment (gains) losses..................................            (768)          16,167             1,196
Amortization and depreciation...........................................              --               --               102
Deferred income taxes...................................................          15,734              438            22,733
Increase in receivables.................................................          (4,650)         (12,981)           (4,406)
Increase in deferred policy acquisition costs...........................        (100,542)        (128,164)          (81,588)
Increase in policy liabilities and accruals.............................         126,059           66,632            23,069
Other assets and other liabilities net change...........................          43,878          (28,007)          (23,609)
                                                                           ---------------  ---------------   ---------------
CASH (FOR) FROM OPERATING ACTIVITIES....................................          94,360          (99,171)          (59,253)
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases....................................................      (2,068,268)      (1,753,350)        (766,494)
Investment sales, repayments and maturities.............................       1,338,495          414,195          140,835
                                                                           ---------------  ---------------  ----------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................        (729,773)      (1,339,155)        (625,659)
                                                                           ---------------  ---------------  ----------------

FINANCING ACTIVITIES:
Policyholder deposit fund receipts, net.................................         203,139        1,480,758           670,577
Capital contributions from parent.......................................          40,000          259,370           105,000
                                                                           ---------------  ---------------   ---------------
CASH FROM FINANCING ACTIVITIES..........................................         243,139        1,740,128           775,577
                                                                           ---------------  ---------------   ---------------
CHANGE IN CASH AND CASH EQUIVALENTS.....................................        (392,274)         301,802            90,665
Cash and cash equivalents, beginning of year............................         473,246          171,444            80,779
                                                                           ---------------  ---------------   ---------------
CASH AND CASH EQUIVALENTS, END OF YEAR..................................    $     80,972     $    473,246      $    171,444
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


1.       ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill, the valuation of investments in debt and equity securities, and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

Effective January 1, 2004, we are required to adopt the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. This new accounting standard largely codifies our current accounting and reserving practices related to our applicable non-traditional long-duration contracts and separate accounts and thus, our adoption is not expected to have a material effect on our financial statements.


2.       OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize term insurance premiums as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, which allows us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

    o We reinsure 50% to 90% of the mortality risk for certain issues of term and universal life policies.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                           2003               2002               2001
                                                                     -----------------  -----------------   ----------------

Direct premiums....................................................   $       30,404     $       21,283      $       20,930
Premiums assumed from reinsureds...................................               --                 --                  --
Premiums ceded to reinsurers.......................................          (24,575)           (16,911)            (15,801)
                                                                     -----------------  -----------------   ----------------
PREMIUMS...........................................................   $        5,829     $        4,372      $        5,129
                                                                     =================  =================   ================

Direct life insurance in-force.....................................   $   20,518,533     $   11,999,540      $   10,205,877
Life insurance in-force assumed from reinsureds....................          168,788            215,329                  --
Life insurance in-force ceded to reinsurers........................      (15,544,504)        (9,842,076)         (9,015,734)
                                                                     -----------------  -----------------   ----------------
LIFE INSURANCE IN-FORCE............................................   $    5,142,817     $    2,372,793      $    1,190,143
                                                                     =================  =================   ================
Percentage of amount assumed to net insurance in-force.............        3.28%              9.07%                 --
                                                                     =================  =================   ================

Policy benefit costs are net of benefits ceded of $11.3 million, $8.0 million and $5.0 million for 2003, 2002 and 2001, respectively.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with the 2002 acquisition of the variable life and annuity business of Valley Forge Life Insurance Company, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For term life insurance policies, DAC is amortized in proportion to projected net premiums. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions...............    $    120,582     $    102,769     $     90,065
Acquisition costs recognized in Valley Forge Life acquisition...........              --           48,577               --
Recurring costs amortized to expense....................................         (20,040)         (23,182)          (8,477)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 3).......................          16,390          (37,474)          (1,443)
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs.............................         116,932           90,690           80,145
Deferred policy acquisition costs, beginning of year....................         255,677          164,987           84,842
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................    $    372,609     $    255,677     $    164,987
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net level premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.7% to 6% as of December 31, 2003 and 5.3% to 6.5% as of December 31, 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 3.0% to 6.5%, less administrative charges. At December 31, 2003 and 2002, there was $1,158.4 million and $1,303.0 million, respectively, in policyholder deposit funds with no associated surrender charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 9), we determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Deposits................................................................    $      923.9     $    1,878.9     $    1,234.8
Performance.............................................................           435.3           (121.5)          (199.3)
Fees....................................................................           (24.7)           (23.5)           (23.9)
Benefits and surrenders.................................................          (613.0)          (404.9)          (127.2)
                                                                           ---------------  ---------------  ---------------
Change in funds under management........................................           721.5          1,329.0            884.4
Funds under management, beginning of year...............................         3,727.4          2,398.4          1,514.0
                                                                           ---------------  ---------------  ---------------
FUNDS UNDER MANAGEMENT, END OF YEAR.....................................    $    4,448.9     $    3,727.4     $    2,398.4
                                                                           ===============  ===============  ===============


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

Fair value and cost of our available-for-sale debt securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $     58,894      $     58,166     $      7,343     $      6,377
State and political subdivision........................         48,376            47,621           39,213           37,625
Foreign government.....................................         44,918            43,261           11,586           11,186
Corporate..............................................      1,475,398         1,445,360          791,091          768,126
Mortgage-backed........................................        695,425           680,360          643,147          619,316
Other asset-backed.....................................        764,946           758,868          895,809          879,927
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $  3,087,957      $  3,033,636     $  2,388,189     $  2,322,557
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities as of December 31, 2003 or 2002.

Fair value and cost of our equity securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Mutual fund seed investments...........................   $      8,512      $      6,510     $     14,324     $     13,780
Other equity securities................................            175               229           18,797           18,088
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................   $      8,687      $      6,739     $     33,121     $     31,868
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $        936      $       (208)    $        966     $         --
State and political subdivision........................          1,107              (352)           1,588               --
Foreign government.....................................          2,451              (794)             459              (59)
Corporate..............................................         42,578           (12,540)          29,834           (6,869)
Mortgage-backed........................................         16,566            (1,501)          23,976             (145)
Other asset-backed.....................................         10,070            (3,992)          17,052           (1,170)
                                                         ---------------   ---------------  ---------------  ---------------
Debt securities gains and losses.......................   $     73,708      $    (19,387)    $     73,875     $     (8,243)
                                                         ===============   ===============  ===============  ===============
Equity securities gains and losses.....................   $      2,002      $        (54)    $      1,782     $       (529)
                                                         ===============   ===============  ===============  ===============
DEBT AND EQUITY SECURITIES NET GAINS...................   $     56,269                       $     66,885
                                                         ===============                    ===============

The aging of temporarily impaired general account debt and equity securities as of December 31, 2003 is as follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES

                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency................   $   24,639    $     (416)   $       --   $       --    $   24,639   $     (416)
State and political subdivision...........       22,834          (368)           --           --        22,834         (368)
Foreign government........................        4,769          (191)           --           --         4,769         (191)
Corporate.................................      200,322       (10,317)       17,238       (1,015)      217,560      (11,332)
Mortgage-backed...........................      206,036        (1,582)           80           (2)      206,116       (1,584)
Other asset-backed........................       98,773        (1,523)       19,107       (4,059)      117,880       (5,582)
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES...........................   $  557,373    $  (14,397)   $   36,425   $   (5,076)   $  593,798   $  (19,473)
COMMON STOCK..............................           --            --            --           --            --           --
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  557,373    $  (14,397)   $   36,425   $   (5,076)   $  593,798   $  (19,473)
                                            ============= ============= ============ ============= ============ =============

BELOW INVESTMENT GRADE....................   $    9,658    $     (222)   $   25,276   $   (2,432)   $   34,934   $   (2,654)
                                            ============= ============= ============ ============= ============ =============
BELOW INVESTMENT GRADE AFTER OFFSETS FOR
  DEFERRED ACQUISITION COST ADJUSTMENT
  AND TAXES...............................                 $     (144)                $   (1,581)                $   (1,725)
                                                          =============              =============              =============

Below investment grade debt securities which have been in an unrealized loss for greater than 12 months consists of six securities, of which only one security, with an unrealized loss of $1,232 thousand ($801 thousand after offset for taxes) has a fair value less than 80% of the security's amortized cost at December 31, 2003.

All of these securities are considered to be temporarily impaired at December 31, 2003 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures, for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control and seed money in separate accounts. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. Applicable income taxes, which offset realized investment gains and losses, are reported separately as components of net income.

Sources of net investment income for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $    132,101     $     88,764     $     28,436
Equity securities.......................................................             478              269               --
Other investments.......................................................             931              237               --
Policy loans............................................................             140               38               15
Cash and cash equivalents...............................................           2,679            4,891            2,845
                                                                           ---------------  ---------------  ---------------
Total investment income.................................................         136,329           94,199           31,296
Less: investment expenses...............................................           2,798            1,727              320
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME...................................................    $    133,531     $     92,472     $     30,976
                                                                           ===============  ===============  ===============

Sources of realized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

DEBT SECURITY IMPAIRMENTS...............................................    $     (8,113)    $    (13,207)    $         --
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains.........................................           9,615            2,754              425
Debt security transaction losses........................................          (2,411)          (6,640)            (213)
Equity security transaction gains.......................................           3,993               --               --
Equity security transaction losses......................................          (1,354)              (1)              --
Other investment transaction gains (losses).............................            (960)             927           (1,408)
Cash equivalent transaction losses......................................              (2)              --               --
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS (LOSSES)..........................................           8,881           (2,960)          (1,196)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES)..................................    $        768     $    (16,167)    $     (1,196)
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $    (11,311)    $     62,514     $      2,297
Equity securities.......................................................             695            1,253               --
Other investments.......................................................          (1,833)           2,203            2,258
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)................................    $    (12,449)    $     65,970     $      4,555
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)................................    $    (12,449)    $     65,970     $      4,555
                                                                           ---------------  ---------------  ---------------
Applicable deferred policy acquisition costs (Note 2)...................         (16,390)          37,474            1,443
Applicable deferred income taxes........................................           1,380            9,974            1,090
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains (losses).....................         (15,010)          47,448            2,533
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS
  INCLUDED IN OTHER COMPREHENSIVE INCOME................................    $      2,561     $     18,522     $      2,022
                                                                           ===============  ===============  ===============

INVESTING CASH FLOWS

Investment purchases, sales, repayments and maturities for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security purchases.................................................    $ (2,050,231)    $ (1,733,608)    $   (765,529)
Equity security purchases...............................................          (8,619)          (9,374)              --
Other invested asset purchases..........................................          (9,000)          (9,929)            (779)
Policy loan advances, net...............................................            (418)            (439)            (186)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES....................................................    $ (2,068,268)    $ (1,753,350)    $   (766,494)
                                                                           ===============  ===============  ===============

Debt securities sales...................................................    $    484,329     $     94,486     $     34,165
Debt securities maturities and repayments...............................         817,792          296,625          106,670
Equity security sales...................................................          36,374           23,084               --
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES.............................    $  1,338,495     $    414,195     $    140,835
                                                                           ===============  ===============  ===============

The maturities of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2003 are summarized in the following table ($ amounts in thousands). Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

Due in one year or less....................................................................................   $    180,809
Due after one year through five years......................................................................      1,203,219
Due after five years through ten years.....................................................................        565,972
Due after ten years........................................................................................      1,083,636
                                                                                                             ---------------
TOTAL......................................................................................................   $  3,033,636
                                                                                                             ===============


4.       SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


5.       INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

NET INCOME (LOSS).......................................................           8,369           (8,635)             539
Other comprehensive income..............................................           1,199           11,129              909
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME ...................................................    $      9,568     $      2,494     $      1,448
                                                                           ===============  ===============  ===============

Current.................................................................    $     (7,366)    $     (9,073)    $    (22,194)
Deferred................................................................          15,735              438           22,733
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME.........................           8,369           (8,635)             539
Deferred income taxes applicable to other comprehensive income..........           1,199           11,129              909
                                                                           ---------------  ---------------  ---------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME.........................    $      9,568     $      2,494     $      1,448
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)...........................................    $    (51,107)    $      3,149     $     (5,357)
                                                                           ===============  ===============  ===============

For the years 2003, 2002 and 2001, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Income taxes (benefit) at statutory rate................................    $      8,056     $    (7,662)     $     1,326
Tax advantaged investment income........................................             360            (972)            (812)
Other, net..............................................................             (47)             (1)              25
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT).......................................    $      8,369     $    (8,635)     $       539
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates....................................            36.4%            39.4%            14.2%
                                                                           ===============  ===============  ===============

Deferred income tax assets (liabilities) attributable to temporary differences at December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $     44,815     $     24,858
Unearned premiums / deferred revenues.....................................................          4,675            2,454
Net operating loss carryover benefits.....................................................         29,435           32,568
Other.....................................................................................            831              810
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................         79,756           60,690
                                                                                            ---------------  ---------------
Deferred tax liabilities:

Deferred policy acquisition costs.........................................................        114,962           84,040
Investments...............................................................................         20,720           15,643
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................        135,682           99,683
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX LIABILITY.............................................................   $     55,926     $     38,993
                                                                                            ===============  ===============

Commencing with the tax year ended December 31, 2001, we are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. We had filed separate company returns for the tax years ended December 31, 1996 through December 31, 2000 as required under Internal Revenue Code Section 1504(c).

Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At December 31, 2003, we had net operating losses of $84 million for federal income tax purposes of which $13.4 million expires in 2015, $15.6 million expires in 2016 and $55.0 million expires in 2017. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2003 and 2002 will be realized.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $128.0 million, $64.0 million and $47.0 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Life were $12.2 million and $7.5 million as of December 31, 2003 and 2002, respectively.

Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of The Phoenix Companies through its affiliated registered investment advisors, provides investment services to us for a fee. Investment advisory fees incurred by us were $1.6 million, $2.0 million and $2.3 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to the affiliated investment advisors were $1.5 million and $40 thousand, as of December 31, 2003 and 2002, respectively.

Phoenix Equity Planning Corporation, a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by Phoenix Equity Planning of $35.9 million, $30.3 million and $32.4 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Equity Planning were $2.0 million and $0.3 million, as of December 31, 2003 and 2002, respectively.

Phoenix Life pays commissions to producers who sell non-registered life and annuity products offered by us. Commissions paid by Phoenix Life on our behalf were $34.3 million, $28.1 million and $9.2 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Life were $4.0 million and $2.3 million as of December 31, 2003 and 2002, respectively.

WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of Phoenix Life, sells and services many of our non-participating life insurance products through its insurance agents. Concessions paid to WS Griffith Associates were $0.4 million, $1.0 million and $0.7 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to WS Griffith Associates were $36 thousand and $124 thousand, as of December 31, 2003 and 2002, respectively.


7.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.       OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Components of accumulated other comprehensive income as of December 31, 2003 and 2002 follows ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Unrealized gains on investments........................   $     58,896      $     23,375     $     71,345     $     20,814
Unrealized gains on derivative instruments.............          2,274             1,479            2,790            1,814
                                                         ---------------   ---------------  ---------------  ---------------
Accumulated other comprehensive income.................         61,170      $     24,854           74,135     $     22,628
                                                         ---------------   ===============  ---------------  ===============
Applicable deferred policy acquisition costs...........         22,933                             39,323
Applicable deferred income taxes.......................         13,383                             12,184
                                                         ---------------                    ---------------
Offsets to other comprehensive income..................         36,316                             51,507
                                                         ---------------                    ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME.................   $     24,854                       $     22,628
                                                         ===============                    ===============

9.       FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..............................   $     80,972      $     80,972     $    473,246     $    473,246
Debt securities........................................      3,087,957         3,087,957        2,388,189        2,388,189
Equity securities......................................          8,687             8,687           33,121           33,121
Policy loans...........................................          1,753             1,753            1,335            1,335
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS.......................................   $  3,179,369      $  3,179,369     $  2,895,891     $  2,895,891
                                                         ===============   ===============  ===============  ===============

Investment contracts...................................   $  2,760,567      $  2,797,772     $  2,557,428     $  2,627,078
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..................................   $  2,760,567      $  2,797,772     $  2,557,428     $  2,627,078
                                                         ===============   ===============  ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

We recognized an after-tax gain of $0.0 million and $2.1 million for the years ended December 31, 2003 and 2002 and an after-tax loss of $0.3 million for the year ended December 31, 2001 (reported as other comprehensive income in Statements of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. At December 31, 2003, we expect to reclassify into earnings over the next twelve months $0.3 million of the deferred after tax gains on these derivative instruments. For the years 2003, 2002 and 2001, we reclassified after-tax gains of $0.3 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2003 and 2002.

10.      STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2003, 2002 and 2001. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes," which limits deferred tax assets based on admissibility tests.

The following reconciles our statutory net income as reported to regulatory authorities to GAAP net income as reported in these financial statements as of December 31, 2003, 2002 and 2001 ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Statutory net income................................................        $    (37,387)    $   (146,135)    $    (45,648)
DAC, net............................................................             100,542          110,587           81,588
Future policy benefits..............................................             (57,367)           1,488          (20,013)
Deferred income taxes...............................................             (15,734)            (438)         (22,136)
Net investment income...............................................              19,622           15,531            7,085
Realized gains......................................................                 912            6,177            2,149
Other, net..........................................................               4,061             (466)             225
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS), AS REPORTED......................................        $     14,649     $    (13,256)    $      3,250
                                                                           ===============  ===============  ===============

The following reconciles our statutory surplus and asset valuation reserve (AVR) as reported to regulatory authorities to GAAP equity as reported in these financial statements as of December 31, 2003, 2002 and 2001 ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Statutory surplus and AVR...........................................        $    241,999     $    215,506     $    102,016
DAC, net............................................................             395,543          295,000          166,836
Future policy benefits..............................................            (100,626)         (42,616)         (42,885)
Investment valuation allowances.....................................              26,817           20,715            1,597
Deferred income taxes...............................................             (55,926)         (38,993)         (28,756)
Deposit funds.......................................................              22,307           23,167            5,073
Other, net..........................................................              (2,330)          (1,870)             245
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, AS REPORTED...................................        $    527,784     $    470,909     $    204,126
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any twelve month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner to "the greater of (1) ten percent of such insurance company's surplus as of the thirty-first day of December last preceding, or (2) the net gain from operations of such insurance company, if such company is a life insurance company, or the net income, if such company is not a life insurance company, for the twelve-month period ending the thirty-first day of December last preceding, but shall not include pro rata distributions of any class of the insurance company's own securities." Under current law, the maximum dividend distribution that may be made by us during 2004 without prior approval is subject to restrictions relating to statutory surplus.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The State of Connecticut Insurance Department adopted the Codification guidance, effective January 1, 2001. The effect of adoption increased our statutory surplus by $587.8 thousand, primarily as a result of recording deferred income taxes.

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements

               The condensed financial information is included in Part A and the financial statements are included in Part B.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between Registrant and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 033-87376) Post-Effective Amendment No. 17, filed via Edgar on April 30, 2002.

                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sales of Contracts is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

               (4) Variable Annuity Contract, filed via Edgar with Initial Registration Statement on February 15, 2002.

               (5) Application, filed via Edgar with Pre-Effective Amendment No. 1 on August 6, 2002.

               (6)  (a) Amended and Restated Certificate of Incorporation
                        of PHL Variable Insurance Company is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

                    (b) By-Laws of PHL Variable Insurance Company as amended and restated, effective May 16, 2002 and filed herewith.

               (7)  Not Applicable.

               (8)  Not Applicable.

               (9) Written Opinion and Consent of Matthew A. Swendiman, filed herewith.

               (10) (a) Consent of PricewaterhouseCoopers LLP, filed herewith.

                    (b) Consent of Brian A. Giantonio, Esq., filed herewith.

               (11) Not Applicable.

               (12) Not Applicable.


ITEM 25.   DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR
NAME                                    POSITION
----                                    --------
Michael J. Gilotti***                   Director and Executive Vice President
Michael E. Haylon*                      Director, Executive Vice President and Chief Financial Officer
Robert E. Primmer***                    Director and Senior Vice President
John H. Beers*                          Vice President and Secretary
Katherine P. Cody*                      Second Vice President and Treasurer
Nancy J. Engberg*                       Vice President and Chief Compliance Officer
Robert J. Lautensack, Jr.*              President
Louis J. Lombardi*                      Senior Vice President
Robert J. Lombardi*                     Vice President and Appointed Actuary
Gina C. O'Connell*                      Senior Vice President
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
James D. Wehr**                         Senior Vice President and Chief Investment Officer
Christopher M. Wilkos**                 Senior Vice President and Corporate Portfolio Manager

*    The business address of this individual is One American Row, Hartford, CT
     06102
** The business address of this individual is 56 Prospect Street, Hartford, CT 06115
*** The business address of this individual is 38 Prospect Street, Hartford, CT 06115


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT



                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          ------------------------------------------------------------------------------------------------------
          |                                                                                                    |
---------------------                                                                                 ------------------
Phoenix Life                                                                                          Phoenix
Insurance                                                                                             Investment
Company (1,2,3,7,8 +)                                                                                 Management
NY 100%                                                                                               Company, Inc. (8)
                                                                                                      CT 100%
                                                                                                      Holding Company
---------------------                                                                                 -------------------
          |                                                                                                   |
--------------------------------------------------------                                                      |
          |                                            |                                                      |
          |                       ------------------------------------------------                            |
          |                       |                    |                         |                            |
 ----------------------   --------------------   ----------------------   -------------------         -------------------
 PM Holdings,              Phoenix Life           Phoenix Life             Separate                   Phoenix
 Inc. (8)                  Variable               Variable                 Accounts B, C,             Investment
 CT 100%                   Accumulation           Universal Life           and D (3) (++)             Partners, Ltd. (8)
 Holding                   Account (1) (++)       Account (2) (++)         NY                         DE 100% Asset
 Company                   NY                     NY                                                  Management Company
 ----------------------   --------------------   ----------------------   -------------------         -------------------
          |                       |                        |                      |                           |
          |                       -------------------------------------------------                           |
          |                                                                       |                           |
          |------------------------------------------------                       |                           |
          |                       |                       |                       |                           |
 -----------------------   --------------------   ---------------------    -----------------                  |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                        |
 Variable                  Insurance              Annuity                  Edge Series                        |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                               |
 DE Registered             CT 100%                CT 100%                  MA                                 |
 Investment Advisor                                                        Mutual Fund                        |
 -----------------------   --------------------   ---------------------    -----------------                  |
                                   |                      |                      |                            |
           ------------------------|                      |                      |                  |------------------|
           |                       |                      |                      |                  |                  |
 -----------------------   --------------------   ---------------------          |          ------------------- -------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |          Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |          Planning            Investment
 Account (4) (++)          Universal Life         Variable                       |          Corporation (7,8)   Management
 CT                        Account (5) (++)       Universal Life                 |          CT 100%             Co.(8)
                           CT                     Account (6) (++)               |          Broker/Dealer       IL Registered
                                                  CT                             |                              Investment Adviser
 -----------------------   --------------------   ---------------------          |          ------------------- --------------------
           |                       |                      |                      |                  |
           |                       |                      |----------------------|          ------------------
           |                       |                                             |          Phoenix
           -----------------------------------------------------------------------          Investment
                                                                                            Counsel, Inc. (8)
                                                                                            MA Registered
                                                                                            Investment Adviser
                                                                                            ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant


ITEM 27.   NUMBER OF CONTRACT OWNERS

    As of April 1, 2004 there were 3 qualified and 9 nonqualified contracts.

ITEM 28.   INDEMNIFICATION.

    Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

    Article VI. Indemnification. Section 6.01. of the Bylaws of the company provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, bylaw, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.   PRINCIPAL UNDERWRITER.

        1. Phoenix Equity Planning Corporation ("PEPCO")

           (a) Phoenix Equity Planning Corporation ("PEPCO") also serves as the principal underwriter for the following other registrants:

                Phoenix Funds, Phoenix Partners, Phoenix Duff & Phelps Institutional Mutual Funds, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account.

           (b)  Directors and Executive Officers of PEPCO.

                NAME                                    POSITION
                ----                                    --------
                John H. Beers**                         Vice President and Secretary
                Glenn Pease*                            Vice President Finance and Treasurer
                Daniel T. Geraci*                       Director, Chairman of the Board and Chief Sales and Marketing Officer
                Michael J. Gilotti***                   Director
                Michael E. Haylon**                     Director
                John F. Sharry*                         President, Private Client Group
                Richard J. Wirth**                      Vice President, Compliance and Assistant Secretary

                *   The business address of this individual is 56 Prospect Street, Hartford, CT 06115
                **  The business address of this individual is One American Row, Hartford, CT 06102
                *** The business address of this individual is 38 Prospect Street, Hartford, CT 06115

           (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.


ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, Connecticut 06115.


ITEM 31.   MANAGEMENT SERVICES

    Not applicable.


ITEM 32.   UNDERTAKINGS

    Not applicable.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 30th day of April, 2004.

                                             PHL VARIABLE INSURANCE COMPANY

                                             By: _______________________
                                                 *Robert J. Lautensack, Jr.
                                                 President

                                             PHL VARIABLE ACCUMULATION ACCOUNT

                                             By: ______________________
                                                 *Robert J. Lautensack, Jr.
                                                 President

    As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 30th day of April, 2004.


       SIGNATURE                                                             TITLE
       ---------                                                             -----
                                                                             Director, Executive Vice President
--------------------------------------------------------
*Michael J. Gilotti

                                                                             Director, Executive Vice President and
--------------------------------------------------------                     Chief Financial Officer
*Michael E. Haylon

____________________________                                                 Director, Senior Vice President
*Robert E. Primmer

____________________________                                                 President
*Robert J. Lautensack, Jr.


By:/s/ Richard J. Wirth
   ---------------------
*Richard J. Wirth, as Attorney-in-Fact pursuant to Power of Attorney on file with the Depositor.

                                      S-1